Quarterly Holdings Report
for
Fidelity® International Bond Index Fund
September 30, 2025
IBI-NPRT3-1125
1.9896130.105
Foreign Government and Government Agency Obligations - 73.4%
		Principal Amount (a)	Value ($)
AUSTRALIA - 3.1%
Australian Commonwealth 1% 12/21/2030 (b)	AUD	5,842,000	3,364,547
Australian Commonwealth 1.25% 5/21/2032	AUD	3,470,000	1,936,369
Australian Commonwealth 1.75% 11/21/2032 (b)	AUD	490,000	278,811
Australian Commonwealth 1.75% 6/21/2051 (b)	AUD	809,000	285,146
Australian Commonwealth 2.25% 5/21/2028 (b)	AUD	2,740,000	1,755,475
Australian Commonwealth 2.75% 11/21/2027 (b)	AUD	1,360,000	886,179
Australian Commonwealth 2.75% 11/21/2028 (b)	AUD	1,329,000	858,540
Australian Commonwealth 2.75% 11/21/2029 (b)	AUD	3,840,000	2,454,892
Australian Commonwealth 2.75% 5/21/2041 (b)	AUD	244,000	127,464
Australian Commonwealth 2.75% 6/21/2035 (b)	AUD	7,850,000	4,557,987
Australian Commonwealth 3% 11/21/2033 (b)	AUD	3,690,000	2,250,930
Australian Commonwealth 3% 3/21/2047 (b)	AUD	1,128,000	560,418
Australian Commonwealth 3.25% 4/21/2029 (b)	AUD	70,000	45,788
Australian Commonwealth 3.5% 12/21/2034 (b)	AUD	2,630,000	1,641,772
Australian Commonwealth 3.75% 5/21/2034 (b)	AUD	1,910,000	1,223,505
Australian Commonwealth 4.5% 4/21/2033 (b)	AUD	980,000	666,824
Australian Commonwealth 4.75% 4/21/2027 (b)	AUD	370,000	249,439
New South Wales Treasury Corp 1.25% 11/20/2030	AUD	670,000	386,073
New South Wales Treasury Corp 1.75% 3/20/2034 (b)	AUD	840,000	440,683
New South Wales Treasury Corp 2% 3/20/2031	AUD	1,106,000	655,092
New South Wales Treasury Corp 3% 4/20/2029 (b)	AUD	860,000	553,293
New South Wales Treasury Corp 3% 5/20/2027 (b)	AUD	620,000	406,168
New South Wales Treasury Corp 4.25% 2/20/2036 (b)	AUD	470,000	293,300
New South Wales Treasury Corp 4.75% 2/20/2037 (b)	AUD	600,000	385,514
Queensland Treasury Corp 1.75% 7/20/2034 (b)(c)	AUD	450,000	232,304
Queensland Treasury Corp 1.75% 8/21/2031 (b)(c)	AUD	2,631,000	1,514,160
Queensland Treasury Corp 2% 8/22/2033	AUD	1,000,000	545,777
Queensland Treasury Corp 2.25% 11/20/2041 (b)(c)	AUD	70,000	30,144
Queensland Treasury Corp 3.25% 7/21/2026 (b)(c)	AUD	247,000	163,021
Queensland Treasury Corp 3.25% 7/21/2028 (b)(c)	AUD	154,000	100,519
Queensland Treasury Corp 3.5% 8/21/2030 (b)(c)	AUD	58,000	37,400
South Australian Government Financing Authority 1.75% 5/24/2032 (b)	AUD	490,000	275,384
South Australian Government Financing Authority 2% 5/23/2036 (b)	AUD	150,000	74,698
Treasury Corp of Victoria 0.5% 11/20/2025	AUD	110,000	72,492
Treasury Corp of Victoria 1.25% 11/19/2027	AUD	952,000	598,870
Treasury Corp of Victoria 1.5% 11/20/2030	AUD	1,347,000	781,919
Treasury Corp of Victoria 1.5% 9/10/2031	AUD	1,000,000	564,371
Treasury Corp of Victoria 2% 11/20/2037	AUD	260,000	121,780
Treasury Corp of Victoria 2.25% 11/20/2034	AUD	350,000	186,784
Treasury Corp of Victoria 2.25% 11/20/2042	AUD	330,000	137,952
Treasury Corp of Victoria 2.5% 10/22/2029	AUD	424,000	265,105
Treasury Corp of Victoria 4.75% 9/15/2036	AUD	50,000	32,178
Treasury Corp of Victoria 5% 11/20/2040	AUD	300,000	187,927
Treasury Corp of Victoria 5.25% 9/15/2038	AUD	410,000	270,269
Western Australian Treasury Corp 3% 10/21/2026 (b)	AUD	1,842,000	1,212,123
Western Australian Treasury Corp 4.25% 7/20/2033	AUD	150,000	97,789
TOTAL AUSTRALIA			33,767,175
AUSTRIA - 1.2%
Austrian Republic 0% 10/20/2028 (b)(c)	EUR	600,000	658,482
Austrian Republic 0% 10/20/2040 (b)(c)	EUR	788,000	555,575
Austrian Republic 0% 2/20/2030 (b)(c)	EUR	1,972,000	2,082,107
Austrian Republic 0% 2/20/2031 (b)(c)	EUR	190,000	194,553
Austrian Republic 0.5% 2/20/2029 (b)(c)	EUR	1,557,000	1,721,938
Austrian Republic 0.5% 4/20/2027 (b)(c)	EUR	1,331,000	1,526,438
Austrian Republic 0.7% 4/20/2071 (b)(c)	EUR	80,000	33,335
Austrian Republic 0.75% 2/20/2028 (b)(c)	EUR	355,000	403,534
Austrian Republic 0.75% 3/20/2051 (b)(c)	EUR	930,000	574,799
Austrian Republic 0.85% 6/30/2120 (b)(c)	EUR	1,510,000	544,624
Austrian Republic 0.9% 2/20/2032 (b)(c)	EUR	394,000	414,674
Austrian Republic 1.5% 11/2/2086 (b)(c)	EUR	220,000	124,067
Austrian Republic 1.5% 2/20/2047 (b)(c)	EUR	293,000	238,203
Austrian Republic 2.4% 5/23/2034 (b)(c)	EUR	40,000	45,138
Austrian Republic 2.8% 9/20/2032 (b)(c)	EUR	1,010,000	1,191,565
Austrian Republic 2.9% 2/20/2033 (b)(c)	EUR	140,000	165,658
Austrian Republic 2.9% 2/20/2034 (b)(c)	EUR	620,000	727,911
Austrian Republic 2.95% 2/20/2035 (b)(c)	EUR	1,000,000	1,168,567
Austrian Republic 3.15% 6/20/2044 (b)(c)	EUR	520,000	580,747
Austrian Republic 4.15% 3/15/2037 (b)(c)	EUR	20,000	25,635
TOTAL AUSTRIA			12,977,550
BELGIUM - 1.7%
Kingdom of Belgium 0% 10/22/2027 (b)(c)	EUR	1,690,000	1,900,535
Kingdom of Belgium 0.1% 6/22/2030 (b)(c)	EUR	1,015,000	1,063,170
Kingdom of Belgium 0.35% 6/22/2032 (b)(c)	EUR	2,489,000	2,477,410
Kingdom of Belgium 0.4% 6/22/2040 (b)(c)	EUR	1,212,000	894,636
Kingdom of Belgium 0.65% 6/22/2071 (b)(c)	EUR	1,750,000	616,384
Kingdom of Belgium 0.8% 6/22/2027 (b)(c)	EUR	39,000	44,814
Kingdom of Belgium 0.9% 6/22/2029 (b)(c)	EUR	1,373,000	1,527,199
Kingdom of Belgium 1.25% 4/22/2033 (b)(c)	EUR	1,461,000	1,522,818
Kingdom of Belgium 1.4% 6/22/2053 (b)(c)	EUR	932,000	604,610
Kingdom of Belgium 1.6% 6/22/2047 (b)(c)	EUR	38,000	29,292
Kingdom of Belgium 1.7% 6/22/2050 (b)(c)	EUR	23,000	17,105
Kingdom of Belgium 2.25% 6/22/2057 (b)(c)	EUR	124,000	95,774
Kingdom of Belgium 2.85% 10/22/2034 (b)(c)	EUR	1,020,000	1,167,581
Kingdom of Belgium 3.1% 6/22/2035 (b)(c)	EUR	2,070,000	2,398,784
Kingdom of Belgium 3.3% 6/22/2054 (b)(c)	EUR	360,000	362,366
Kingdom of Belgium 3.75% 6/22/2045 (b)	EUR	1,160,000	1,333,170
Kingdom of Belgium 4% 3/28/2032 (b)	EUR	30,000	37,636
Kingdom of Belgium 4.25% 3/28/2041 (b)(c)	EUR	545,000	679,210
Kingdom of Belgium 5.5% 3/28/2028 (b)	EUR	40,000	50,684
Ministeries Van de Vlaamse Gemeenschap 1.875% 6/2/2042	EUR	400,000	354,067
Ministeries Van de Vlaamse Gemeenschap 3.125% 6/22/2034 (b)	EUR	300,000	347,705
Ministeries Van de Vlaamse Gemeenschap 3.25% 4/5/2033 (b)	EUR	300,000	353,906
Region Wallonne Belgium 1.05% 6/22/2040 (b)	EUR	100,000	78,323
Region Wallonne Belgium 1.25% 5/3/2034 (b)	EUR	400,000	393,479
TOTAL BELGIUM			18,350,658
BULGARIA - 0.1%
Bulgarian Republic 4.5% 1/27/2033 (b)	EUR	370,000	472,140
Bulgarian Republic 4.625% 9/23/2034 (b)	EUR	190,000	244,888
TOTAL BULGARIA			717,028
CANADA - 5.2%
Canada Housing Trust No 1 1.6% 12/15/2031 (c)	CAD	320,000	211,448
Canada Housing Trust No 1 1.75% 6/15/2030 (c)	CAD	730,000	499,675
Canada Housing Trust No 1 1.9% 9/15/2026 (c)	CAD	480,000	343,108
Canada Housing Trust No 1 2.1% 9/15/2029 (c)	CAD	70,000	49,125
Canada Housing Trust No 1 3.6% 12/15/2027 (c)	CAD	1,910,000	1,403,508
Canada Housing Trust No 1 4.25% 3/15/2034 (c)	CAD	780,000	598,908
Canadian Government 0.5% 12/1/2030	CAD	491,000	314,411
Canadian Government 1% 6/1/2027	CAD	58,000	40,684
Canadian Government 1.25% 3/1/2027	CAD	2,330,000	1,645,877
Canadian Government 1.25% 6/1/2030	CAD	16,000	10,760
Canadian Government 1.5% 12/1/2031	CAD	1,470,000	974,180
Canadian Government 1.75% 12/1/2053	CAD	180,000	86,562
Canadian Government 2% 6/1/2028	CAD	50,000	35,459
Canadian Government 2% 6/1/2032	CAD	5,230,000	3,547,690
Canadian Government 2.75% 12/1/2055	CAD	250,000	150,793
Canadian Government 2.75% 12/1/2064	CAD	7,090,000	4,168,502
Canadian Government 2.75% 3/1/2030	CAD	2,310,000	1,663,394
Canadian Government 2.75% 6/1/2033	CAD	430,000	303,420
Canadian Government 2.75% 9/1/2030	CAD	3,960,000	2,843,848
Canadian Government 3% 6/1/2034	CAD	3,210,000	2,289,009
Canadian Government 3.25% 12/1/2033	CAD	1,640,000	1,194,809
Canadian Government 3.25% 12/1/2034	CAD	2,240,000	1,623,017
Canadian Government 3.25% 6/1/2035	CAD	8,060,000	5,822,068
Canadian Government 3.25% 9/1/2028	CAD	3,330,000	2,439,748
Canadian Government 3.5% 12/1/2045	CAD	1,940,000	1,388,219
Canadian Government 3.5% 9/1/2029	CAD	1,970,000	1,460,143
City of Montreal 2.3% 9/1/2029	CAD	140,000	98,458
City of Montreal 2.4% 12/1/2041	CAD	70,000	38,550
City of Montreal 4.4% 12/1/2043	CAD	50,000	35,198
City of Ottawa Ontario 4.6% 7/14/2042	CAD	70,000	51,022
City of Toronto Canada 2.15% 8/25/2040	CAD	70,000	38,419
City of Toronto Canada 2.8% 11/22/2049	CAD	180,000	94,647
Export Development Canada 0.5% 2/25/2027 (b)	EUR	330,000	378,572
Province of Alberta 2.05% 6/1/2030	CAD	1,100,000	761,819
Province of Alberta 3.05% 12/1/2048	CAD	724,000	414,153
Province of Alberta 3.1% 6/1/2050	CAD	231,000	132,097
Province of British Columbia 2.3% 6/18/2026	CAD	210,000	150,762
Province of British Columbia 2.75% 6/18/2052	CAD	140,000	73,512
Province of British Columbia 2.95% 6/18/2050	CAD	924,000	511,111
Province of British Columbia 3.55% 6/18/2033	CAD	970,000	704,593
Province of Manitoba 3% 6/2/2028	CAD	320,000	232,082
Province of Manitoba 3.2% 3/5/2050	CAD	256,000	147,326
Province of Manitoba 3.4% 9/5/2048	CAD	470,000	282,385
Province of New Brunswick 3.05% 8/14/2050	CAD	227,000	126,728
Province of New Brunswick 3.55% 6/3/2043	CAD	100,000	64,178
Province of New Brunswick 4.8% 9/26/2039	CAD	90,000	69,048
Province of Newfoundland 1.75% 6/2/2030	CAD	290,000	197,378
Province of Newfoundland 2.65% 10/17/2050	CAD	217,000	109,735
Province of Newfoundland 3.3% 10/17/2046	CAD	50,000	29,508
Province of Newfoundland 3.7% 10/17/2048	CAD	70,000	43,472
Province of Nova Scotia 3.15% 12/1/2051	CAD	160,000	90,445
Province of Nova Scotia 3.45% 6/1/2045	CAD	150,000	93,021
Province of Ontario 0.25% 12/15/2026 (b)	GBP	638,000	819,519
Province of Ontario 0.375% 4/8/2027 (b)	EUR	283,000	323,171
Province of Ontario 1.05% 9/8/2027	CAD	2,770,000	1,934,781
Province of Ontario 1.9% 12/2/2051	CAD	210,000	91,933
Province of Ontario 2.05% 6/2/2030	CAD	59,000	40,840
Province of Ontario 2.15% 6/2/2031	CAD	170,000	116,465
Province of Ontario 2.4% 6/2/2026	CAD	49,000	35,203
Province of Ontario 2.65% 12/2/2050	CAD	49,000	25,701
Province of Ontario 2.7% 6/2/2029	CAD	1,703,000	1,222,080
Province of Ontario 2.8% 6/2/2048	CAD	1,868,000	1,029,286
Province of Ontario 2.9% 12/2/2046	CAD	480,000	272,604
Province of Ontario 2.9% 6/2/2049	CAD	1,735,000	965,713
Province of Ontario 3.65% 6/2/2033	CAD	1,500,000	1,097,953
Province of Ontario 3.75% 12/2/2053	CAD	210,000	134,224
Province of Ontario 4.1% 3/4/2033	CAD	840,000	633,956
Province of Ontario 4.6% 6/2/2039	CAD	230,000	174,279
Province of Ontario 4.7% 6/2/2037	CAD	190,000	146,415
Province of Quebec 0% 10/29/2030 (b)	EUR	1,050,000	1,076,116
Province of Quebec 0.5% 1/25/2032 (b)	EUR	330,000	334,245
Province of Quebec 1.5% 9/1/2031	CAD	1,966,000	1,291,454
Province of Quebec 1.9% 9/1/2030	CAD	131,000	89,742
Province of Quebec 2.25% 9/15/2026 (b)	GBP	112,000	147,941
Province of Quebec 2.3% 9/1/2029	CAD	1,179,000	832,560
Province of Quebec 2.5% 9/1/2026	CAD	423,000	304,063
Province of Quebec 2.85% 12/1/2053	CAD	110,000	58,434
Province of Quebec 3.1% 12/1/2051	CAD	230,000	130,188
Province of Quebec 3.5% 12/1/2045	CAD	880,000	553,217
Province of Quebec 3.5% 12/1/2048	CAD	270,000	166,503
Province of Quebec 3.6% 9/1/2033	CAD	300,000	218,288
Province of Quebec 3.65% 5/20/2032	CAD	410,000	302,476
Province of Quebec 4.4% 12/1/2055	CAD	260,000	184,246
Province of Quebec 5% 12/1/2038	CAD	90,000	70,749
Province of Quebec 5% 12/1/2041	CAD	420,000	326,623
Province of Saskatchewan 3.1% 6/2/2050	CAD	293,000	167,613
Province of Saskatchewan 3.3% 6/2/2048	CAD	150,000	90,026
Province of Saskatchewan 3.9% 6/2/2033	CAD	70,000	52,098
Province of Saskatchewan 4.75% 6/1/2040	CAD	120,000	91,938
TOTAL CANADA			55,629,227
CHILE - 0.0%
Chilean Republic 1.25% 1/29/2040	EUR	114,000	94,943
Chilean Republic 1.875% 5/27/2030	EUR	100,000	112,049
TOTAL CHILE			206,992
CHINA - 0.1%
Peoples Republic of China 0.5% 11/12/2031 (b)	EUR	820,000	843,815
Peoples Republic of China 0.625% 11/25/2035 (b)	EUR	150,000	140,986
TOTAL CHINA			984,801
CYPRUS - 0.1%
Cyprus Government Bond 0.625% 1/21/2030 (b)	EUR	50,000	54,128
Cyprus Government Bond 1.25% 1/21/2040 (b)	EUR	50,000	43,462
Cyprus Government Bond 2.25% 4/16/2050 (b)	EUR	59,000	50,996
Cyprus Government Bond 2.375% 9/25/2028 (b)	EUR	584,000	684,788
TOTAL CYPRUS			833,374
DENMARK - 0.4%
Danish Kingdom 0% 11/15/2031	DKK	610,000	84,058
Danish Kingdom 0.25% 11/15/2052	DKK	2,571,000	206,206
Danish Kingdom 0.5% 11/15/2027	DKK	3,050,000	467,386
Danish Kingdom 0.5% 11/15/2029	DKK	13,434,000	1,988,876
Danish Kingdom 2.25% 11/15/2033	DKK	2,510,000	391,297
Danish Kingdom 2.25% 11/15/2035	DKK	4,640,000	710,860
Danish Kingdom 4.5% 11/15/2039	DKK	3,960,000	754,648
TOTAL DENMARK			4,603,331
ESTONIA - 0.0%
Estonia Government International Bond 0.125% 6/10/2030 (b)	EUR	380,000	394,806
FINLAND - 0.5%
Finnish Government 0% 9/15/2030 (b)(c)	EUR	740,000	767,435
Finnish Government 0.125% 4/15/2036 (b)(c)	EUR	452,000	387,095
Finnish Government 0.125% 4/15/2052 (b)(c)	EUR	294,000	141,303
Finnish Government 0.25% 9/15/2040 (b)(c)	EUR	433,000	320,682
Finnish Government 0.5% 4/15/2026 (b)(c)	EUR	44,000	51,229
Finnish Government 0.5% 4/15/2043 (b)(c)	EUR	1,033,000	737,241
Finnish Government 0.5% 9/15/2028 (b)(c)	EUR	1,080,000	1,205,854
Finnish Government 1.125% 4/15/2034 (b)(c)	EUR	166,000	168,112
Finnish Government 1.5% 9/15/2032 (b)(c)	EUR	830,000	896,022
Finnish Government 2.625% 7/4/2042 (b)(c)	EUR	20,000	20,996
Finnish Government 2.875% 4/15/2029 (b)(c)	EUR	440,000	525,877
Finnish Government 2.95% 4/15/2055 (b)(c)	EUR	110,000	110,967
Finnish Government 3% 9/15/2033 (b)(c)	EUR	200,000	236,760
Finnish Government 3% 9/15/2035 (b)(c)	EUR	110,000	128,214
TOTAL FINLAND			5,697,787
FRANCE - 8.4%
Action Logement Services 0.375% 10/5/2031 (b)	EUR	600,000	598,971
Agence France Locale-Societe Territoriale SA 3.125% 3/20/2034 (b)	EUR	100,000	114,557
Caisse d'Amortissement de la Dette Sociale 0% 11/25/2030 (b)	EUR	900,000	916,148
Caisse d'Amortissement de la Dette Sociale 0% 2/25/2028 (b)	EUR	600,000	666,942
Caisse d'Amortissement de la Dette Sociale 0% 5/25/2031 (b)	EUR	300,000	299,805
Caisse d'Amortissement de la Dette Sociale 0.125% 12/15/2025 (b)	GBP	400,000	533,576
Caisse d'Amortissement de la Dette Sociale 1.75% 11/25/2027 (b)	EUR	500,000	580,756
Caisse d'Amortissement de la Dette Sociale 3% 11/25/2031 (b)	EUR	200,000	234,925
French Government 0% 11/25/2029 (b)(c)	EUR	1,147,000	1,211,379
French Government 0% 11/25/2030 (b)(c)	EUR	1,209,000	1,233,290
French Government 0% 11/25/2031 (b)(c)	EUR	1,617,000	1,588,425
French Government 0% 5/25/2032 (b)(c)	EUR	2,183,000	2,101,105
French Government 0.5% 5/25/2026 (b)(c)	EUR	33,000	38,360
French Government 0.5% 5/25/2029 (b)(c)	EUR	1,326,000	1,449,166
French Government 0.5% 5/25/2040 (b)(c)	EUR	3,197,000	2,348,023
French Government 0.5% 5/25/2072 (b)(c)	EUR	3,810,000	1,143,511
French Government 0.5% 6/25/2044 (b)(c)	EUR	690,000	438,245
French Government 0.75% 2/25/2028 (b)(c)	EUR	5,370,000	6,085,675
French Government 0.75% 5/25/2028 (b)(c)	EUR	473,000	533,526
French Government 0.75% 5/25/2052 (b)(c)	EUR	2,316,000	1,215,599
French Government 0.75% 5/25/2053 (b)(c)	EUR	2,348,000	1,194,071
French Government 1% 11/25/2025 (b)(c)	EUR	36,000	42,199
French Government 1% 5/25/2027 (b)(c)	EUR	466,000	537,423
French Government 1.25% 5/25/2034 (b)(c)	EUR	137,000	135,917
French Government 1.25% 5/25/2036 (b)(c)	EUR	1,858,000	1,735,750
French Government 1.25% 5/25/2038 (b)(c)	EUR	390,000	342,999
French Government 1.5% 5/25/2031 (b)(c)	EUR	1,913,000	2,089,459
French Government 1.5% 5/25/2050 (b)(c)	EUR	494,000	340,323
French Government 1.75% 5/25/2066 (b)(c)	EUR	1,043,000	623,129
French Government 1.75% 6/25/2039 (b)(c)	EUR	655,000	602,527
French Government 2% 11/25/2032 (b)(c)	EUR	7,240,000	7,903,787
French Government 2% 5/25/2048 (b)(c)	EUR	124,000	99,931
French Government 2.5% 5/25/2030 (b)(c)	EUR	840,000	978,948
French Government 2.5% 5/25/2043 (b)(c)	EUR	7,750,000	7,369,780
French Government 2.5% 9/24/2027 (b)(c)	EUR	3,440,000	4,064,261
French Government 2.7% 2/25/2031 (b)(c)	EUR	2,660,000	3,103,230
French Government 2.75% 2/25/2029 (b)(c)	EUR	11,800,000	13,980,428
French Government 2.75% 2/25/2030 (b)(c)	EUR	3,520,000	4,150,286
French Government 3% 11/25/2034 (b)(c)	EUR	3,680,000	4,186,482
French Government 3% 5/25/2033 (b)(c)	EUR	870,000	1,008,278
French Government 3% 5/25/2054 (b)(c)	EUR	610,000	561,829
French Government 3.2% 5/25/2035 (b)(c)	EUR	1,430,000	1,642,768
French Government 3.5% 11/25/2033 (b)(c)	EUR	2,300,000	2,745,834
French Government 3.5% 11/25/2035 (b)(c)	EUR	3,610,000	4,227,258
French Government 4% 4/25/2060 (b)(c)	EUR	490,000	535,080
French Government 4.75% 4/25/2035 (b)(c)	EUR	100,000	129,932
Societe Des Grands Projets EPIC 0% 11/25/2030 (b)	EUR	1,000,000	1,013,959
Societe Des Grands Projets EPIC 1.7% 5/25/2050 (b)	EUR	500,000	358,004
Ville de Paris 1.375% 11/20/2034 (b)	EUR	100,000	97,434
TOTAL FRANCE			89,133,290
GERMANY - 13.8%
Free State of Saxony 0.01% 12/17/2035 (b)	EUR	490,000	423,683
Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH 0.01% 2/4/2031 (b)	EUR	50,000	50,958
German Federal Republic 0% 2/15/2032 (b)	EUR	6,418,000	6,476,905
German Federal Republic 0% 8/15/2029 (b)	EUR	1,560,000	1,685,583
German Federal Republic 0% 8/15/2031 (b)(e)	EUR	380,000	389,347
German Federal Republic 0.25% 2/15/2029 (b)	EUR	6,000	6,621
German Federal Republic 0.5% 2/15/2028 (b)	EUR	7,000	7,933
German Federal Republic 1.7% 8/15/2032 (b)	EUR	15,760,000	17,641,324
German Federal Republic 1.8% 8/15/2053 (b)	EUR	1,040,000	897,969
German Federal Republic 1.9% 9/16/2027 (b)	EUR	10,900,000	12,767,238
German Federal Republic 2.1% 4/12/2029 (b)	EUR	530,000	621,103
German Federal Republic 2.2% 10/10/2030 (b)	EUR	16,840,000	19,668,786
German Federal Republic 2.2% 3/11/2027 (b)	EUR	10,000	11,773
German Federal Republic 2.4% 10/19/2028 (b)	EUR	21,890,000	25,929,095
German Federal Republic 2.4% 11/15/2030 (b)	EUR	970,000	1,143,448
German Federal Republic 2.5% 2/15/2035 (b)	EUR	5,440,000	6,299,058
German Federal Republic 2.5% 7/4/2044 (b)	EUR	4,690,000	5,006,648
German Federal Republic 2.5% 8/15/2046 (b)	EUR	6,610,000	6,954,869
German Federal Republic 2.5% 8/15/2054 (b)	EUR	2,680,000	2,701,218
German Federal Republic 2.6% 8/15/2033 (b)	EUR	340,000	400,692
German Federal Republic 2.6% 8/15/2034 (b)	EUR	3,310,000	3,877,066
German Federal Republic 2.6% 8/15/2035 (b)	EUR	16,620,000	19,330,853
German Federal Republic 2.9% 8/15/2056 (b)	EUR	2,770,000	3,013,276
German Federal Republic 3.25% 7/4/2042 (b)(d)	EUR	2,730,000	3,267,631
German Federal Republic 4% 1/4/2037 (b)	EUR	40,000	52,326
German Federal Republic 4.75% 7/4/2040 (b)	EUR	20,000	28,293
Land Berlin 0.125% 11/24/2045 (b)	EUR	270,000	161,242
Land Berlin 2.75% 2/14/2033	EUR	340,000	396,965
State of Brandenburg 0.05% 7/1/2031 (b)	EUR	110,000	111,479
State of Bremen 0.15% 10/24/2031	EUR	50,000	50,419
State of Bremen 0.4% 8/20/2049 (b)	EUR	29,000	16,240
State of Hesse 0.01% 6/18/2031 (b)	EUR	540,000	546,455
State of Hesse 0.125% 10/10/2031	EUR	210,000	211,903
State of Lower Saxony 0.01% 1/10/2031 (b)	EUR	130,000	133,257
State of Lower Saxony 0.01% 11/25/2027 (b)	EUR	430,000	481,587
State of Lower Saxony 0.125% 1/9/2032 (b)	EUR	200,000	200,000
State of Lower Saxony 0.75% 3/21/2031	EUR	170,000	180,523
State of Lower Saxony 1.125% 9/12/2033 (b)	EUR	70,000	72,039
State of North Rhine-Westphalia Germany 0% 10/12/2035 (b)	EUR	80,000	69,457
State of North Rhine-Westphalia Germany 0.2% 1/27/2051 (b)	EUR	50,000	25,235
State of North Rhine-Westphalia Germany 0.2% 3/31/2027 (b)	EUR	1,513,000	1,725,836
State of North Rhine-Westphalia Germany 0.2% 4/9/2030 (b)	EUR	725,000	767,841
State of North Rhine-Westphalia Germany 0.5% 11/25/2039 (b)	EUR	72,000	57,970
State of North Rhine-Westphalia Germany 0.625% 7/21/2031 (b)	EUR	24,000	25,111
State of North Rhine-Westphalia Germany 0.8% 7/30/2049 (b)	EUR	434,000	279,409
State of North Rhine-Westphalia Germany 1.25% 5/12/2036 (b)	EUR	226,000	221,046
State of North Rhine-Westphalia Germany 1.375% 1/15/2120 (b)	EUR	70,000	31,737
State of North Rhine-Westphalia Germany 1.55% 6/16/2048 (b)	EUR	178,000	141,482
State of North Rhine-Westphalia Germany 1.65% 2/22/2038 (b)	EUR	607,000	599,316
State of North Rhine-Westphalia Germany 1.95% 9/26/2078 (b)	EUR	270,000	184,608
State of North Rhine-Westphalia Germany 2% 6/15/2032 (b)	EUR	590,000	660,521
State of North Rhine-Westphalia Germany 2.15% 3/21/2119 (b)	EUR	70,000	47,832
State of Rhineland-Palatinate 0.01% 1/21/2031 (b)	EUR	340,000	347,970
State of Rhineland-Palatinate 0.75% 2/23/2032	EUR	130,000	134,932
State of Saxony-Anhalt 3.15% 2/6/2054	EUR	50,000	52,432
State of Schleswig-Holstein Germany 0.05% 7/8/2031 (b)	EUR	410,000	414,568
TOTAL GERMANY			147,003,108
GREECE - 0.3%
Greek Government 1.875% 1/24/2052 (b)(c)	EUR	320,000	239,828
Greek Government 3.9% 1/30/2033 (b)	EUR	1,280,000	1,580,262
Greek Government 4.2% 1/30/2042 (b)	EUR	880,000	1,078,329
TOTAL GREECE			2,898,419
HONG KONG - 0.0%
Hong Kong Government 1.59% 3/4/2036	HKD	1,050,000	116,377
HUNGARY - 0.1%
Hungary Government 1.625% 4/28/2032 (b)	EUR	246,000	255,341
Hungary Government 1.75% 10/10/2027 (b)	EUR	150,000	173,764
Hungary Government 1.75% 6/5/2035 (b)	EUR	130,000	123,864
TOTAL HUNGARY			552,969
INDONESIA - 0.0%
Indonesia Government 1.45% 9/18/2026	EUR	430,000	499,288
IRELAND - 0.4%
Republic of Ireland 0% 10/18/2031 (b)	EUR	430,000	431,907
Republic of Ireland 0.2% 10/18/2030 (b)	EUR	86,000	90,168
Republic of Ireland 0.2% 5/15/2027 (b)	EUR	225,000	256,512
Republic of Ireland 0.35% 10/18/2032 (b)	EUR	290,000	289,301
Republic of Ireland 0.4% 5/15/2035 (b)	EUR	355,000	326,645
Republic of Ireland 0.55% 4/22/2041 (b)	EUR	130,000	100,750
Republic of Ireland 1.1% 5/15/2029 (b)	EUR	1,129,000	1,271,719
Republic of Ireland 1.3% 5/15/2033 (b)	EUR	570,000	603,479
Republic of Ireland 1.5% 5/15/2050 (b)	EUR	460,000	359,965
Republic of Ireland 1.7% 5/15/2037 (b)	EUR	380,000	384,336
Republic of Ireland 2% 2/18/2045 (b)	EUR	580,000	540,827
TOTAL IRELAND			4,655,609
ISRAEL - 0.0%
Israel Government 1.5% 1/16/2029 (b)	EUR	335,000	372,853
ITALY - 7.4%
Cassa Depositi e Prestiti SpA 1% 2/11/2030 (b)	EUR	100,000	108,383
Italian Republic 0.45% 2/15/2029 (b)	EUR	190,000	208,944
Italian Republic 0.5% 7/15/2028 (b)	EUR	1,040,000	1,162,062
Italian Republic 0.9% 4/1/2031 (b)	EUR	82,000	86,829
Italian Republic 0.95% 6/1/2032 (b)	EUR	1,241,000	1,276,095
Italian Republic 0.95% 8/1/2030 (b)	EUR	142,000	153,578
Italian Republic 0.95% 9/15/2027 (b)	EUR	1,948,000	2,235,193
Italian Republic 1.35% 4/1/2030 (b)	EUR	1,900,000	2,111,732
Italian Republic 1.45% 3/1/2036 (b)(c)	EUR	1,347,000	1,295,093
Italian Republic 1.5% 4/30/2045 (b)(c)	EUR	3,030,000	2,330,434
Italian Republic 1.65% 3/1/2032 (b)(c)	EUR	575,000	623,202
Italian Republic 1.8% 3/1/2041 (b)(c)	EUR	2,541,000	2,244,665
Italian Republic 2.05% 8/1/2027 (b)	EUR	213,000	249,721
Italian Republic 2.15% 3/1/2072 (b)(c)	EUR	2,770,000	1,906,408
Italian Republic 2.15% 9/1/2052 (b)(c)	EUR	172,000	133,803
Italian Republic 2.25% 9/1/2036 (b)(c)	EUR	639,000	661,601
Italian Republic 2.45% 9/1/2033 (b)(c)	EUR	897,000	998,150
Italian Republic 2.5% 12/1/2032 (b)	EUR	260,000	293,438
Italian Republic 2.55% 2/25/2027 (b)	EUR	1,820,000	2,148,115
Italian Republic 2.65% 12/1/2027 (b)	EUR	640,000	758,004
Italian Republic 2.65% 6/15/2028 (b)	EUR	4,740,000	5,607,791
Italian Republic 2.7% 3/1/2047 (b)(c)	EUR	116,000	108,255
Italian Republic 2.8% 3/1/2067 (b)(c)	EUR	290,000	239,721
Italian Republic 2.8% 6/15/2029 (b)	EUR	1,740,000	2,064,229
Italian Republic 2.95% 7/1/2030 (b)	EUR	4,000,000	4,739,396
Italian Republic 2.95% 9/1/2038 (b)(c)	EUR	433,000	466,725
Italian Republic 3% 8/1/2029 (b)	EUR	1,708,000	2,042,375
Italian Republic 3.1% 3/1/2040 (b)(c)	EUR	1,208,000	1,297,735
Italian Republic 3.15% 11/15/2031 (b)(c)	EUR	1,190,000	1,409,621
Italian Republic 3.25% 7/15/2032 (b)(c)	EUR	4,900,000	5,805,541
Italian Republic 3.35% 3/1/2035 (b)(c)	EUR	1,808,000	2,116,038
Italian Republic 3.45% 3/1/2048 (b)(c)	EUR	1,000	1,048
Italian Republic 3.45% 7/15/2027 (b)	EUR	5,780,000	6,933,557
Italian Republic 3.45% 7/15/2031 (b)	EUR	1,450,000	1,749,304
Italian Republic 3.5% 2/15/2031 (b)(c)	EUR	330,000	399,655
Italian Republic 3.65% 8/1/2035 (b)(c)	EUR	6,070,000	7,216,563
Italian Republic 3.7% 6/15/2030 (b)	EUR	1,220,000	1,494,003
Italian Republic 3.85% 12/15/2029 (b)	EUR	1,770,000	2,179,312
Italian Republic 3.85% 2/1/2035 (b)	EUR	970,000	1,176,477
Italian Republic 3.85% 7/1/2034 (b)	EUR	1,280,000	1,558,700
Italian Republic 3.85% 9/1/2049 (b)(c)	EUR	679,000	751,738
Italian Republic 4% 11/15/2030 (b)	EUR	2,510,000	3,113,950
Italian Republic 4.1% 2/1/2029 (b)	EUR	130,000	160,577
Italian Republic 4.15% 10/1/2039 (b)(c)	EUR	50,000	60,468
Italian Republic 4.2% 3/1/2034 (b)	EUR	590,000	737,864
Italian Republic 4.4% 5/1/2033 (b)	EUR	760,000	965,206
Italian Republic 4.45% 9/1/2043 (b)(c)	EUR	2,760,000	3,385,884
Italian Republic 4.5% 10/1/2053 (b)(c)	EUR	390,000	466,344
Italian Republic 5% 8/1/2034 (b)(c)	EUR	20,000	26,447
Italian Republic 5% 8/1/2039 (b)(c)	EUR	20,000	26,439
Italian Republic 6.5% 11/1/2027 (b)	EUR	50,000	63,817
TOTAL ITALY			79,350,230
JAPAN - 12.3%
Japan Government 0.005% 6/20/2027	JPY	230,000,000	1,531,560
Japan Government 0.1% 12/20/2027	JPY	439,850,000	2,919,484
Japan Government 0.1% 12/20/2028	JPY	69,800,000	457,645
Japan Government 0.1% 12/20/2029	JPY	327,900,000	2,118,994
Japan Government 0.1% 12/20/2030	JPY	83,550,000	531,989
Japan Government 0.1% 12/20/2031	JPY	453,900,000	2,841,383
Japan Government 0.1% 3/20/2027	JPY	4,100,000	27,418
Japan Government 0.1% 3/20/2028	JPY	53,650,000	355,091
Japan Government 0.1% 3/20/2029	JPY	183,300,000	1,197,905
Japan Government 0.1% 3/20/2030	JPY	15,400,000	99,158
Japan Government 0.1% 3/20/2031	JPY	407,600,000	2,584,926
Japan Government 0.1% 6/20/2027	JPY	406,450,000	2,710,931
Japan Government 0.1% 6/20/2028	JPY	780,800,000	5,152,747
Japan Government 0.1% 6/20/2028	JPY	302,750,000	1,997,943
Japan Government 0.1% 6/20/2030	JPY	393,950,000	2,526,411
Japan Government 0.1% 9/20/2027	JPY	510,700,000	3,397,967
Japan Government 0.1% 9/20/2027	JPY	177,000,000	1,177,678
Japan Government 0.1% 9/20/2028	JPY	231,650,000	1,523,892
Japan Government 0.1% 9/20/2030	JPY	362,600,000	2,317,247
Japan Government 0.2% 12/20/2027	JPY	169,000,000	1,124,210
Japan Government 0.2% 12/20/2028	JPY	46,550,000	306,279
Japan Government 0.2% 3/20/2032	JPY	68,000,000	426,632
Japan Government 0.2% 6/20/2028	JPY	54,650,000	361,628
Japan Government 0.2% 6/20/2032	JPY	227,950,000	1,424,007
Japan Government 0.2% 9/20/2032	JPY	801,750,000	4,986,372
Japan Government 0.3% 12/20/2039	JPY	900,000	4,722
Japan Government 0.3% 6/20/2039	JPY	144,250,000	768,807
Japan Government 0.3% 6/20/2046	JPY	17,900,000	76,042
Japan Government 0.3% 9/20/2039	JPY	56,150,000	296,835
Japan Government 0.4% 3/20/2036	JPY	192,500,000	1,138,104
Japan Government 0.4% 3/20/2040	JPY	51,800,000	273,997
Japan Government 0.4% 3/20/2050	JPY	35,400,000	135,692
Japan Government 0.4% 3/20/2056	JPY	333,750,000	1,091,579
Japan Government 0.4% 6/20/2040	JPY	10,450,000	54,852
Japan Government 0.4% 9/20/2040	JPY	73,150,000	380,834
Japan Government 0.4% 9/20/2049	JPY	5,450,000	21,288
Japan Government 0.5% 12/20/2038	JPY	15,550,000	86,561
Japan Government 0.5% 3/20/2033	JPY	20,850,000	131,450
Japan Government 0.5% 3/20/2049	JPY	10,450,000	42,767
Japan Government 0.5% 9/20/2036	JPY	93,750,000	553,733
Japan Government 0.6% 12/20/2033	JPY	301,400,000	1,893,428
Japan Government 0.6% 12/20/2037	JPY	6,700,000	38,826
Japan Government 0.6% 6/20/2037	JPY	136,750,000	802,579
Japan Government 0.6% 6/20/2050	JPY	27,350,000	110,241
Japan Government 0.7% 12/20/2048	JPY	10,800,000	47,018
Japan Government 0.7% 3/20/2037	JPY	22,050,000	131,689
Japan Government 0.7% 6/20/2048	JPY	13,100,000	57,890
Japan Government 0.7% 9/20/2038	JPY	863,100,000	4,969,544
Japan Government 0.8% 3/20/2034	JPY	190,550,000	1,212,621
Japan Government 0.8% 3/20/2042	JPY	149,000,000	795,785
Japan Government 0.8% 9/20/2033	JPY	83,150,000	532,793
Japan Government 0.8% 9/20/2047	JPY	10,200,000	47,217
Japan Government 0.9% 3/20/2057	JPY	184,150,000	712,219
Japan Government 0.9% 6/20/2042	JPY	345,000,000	1,862,536
Japan Government 0.9% 9/20/2034	JPY	598,400,000	3,814,246
Japan Government 0.9% 9/20/2048	JPY	249,150,000	1,149,997
Japan Government 1% 12/20/2035	JPY	647,550,000	4,095,480
Japan Government 1% 3/20/2052	JPY	170,000,000	729,741
Japan Government 1.1% 3/20/2043	JPY	45,600,000	250,477
Japan Government 1.1% 6/20/2030	JPY	725,150,000	4,873,659
Japan Government 1.1% 6/20/2034	JPY	27,100,000	176,280
Japan Government 1.1% 6/20/2043	JPY	110,150,000	601,440
Japan Government 1.1% 9/20/2042	JPY	219,650,000	1,219,798
Japan Government 1.2% 12/20/2034	JPY	163,750,000	1,068,823
Japan Government 1.2% 3/20/2035	JPY	19,650,000	127,925
Japan Government 1.2% 6/20/2053	JPY	19,800,000	87,976
Japan Government 1.3% 12/20/2043	JPY	398,750,000	2,231,824
Japan Government 1.3% 3/20/2063	JPY	47,600,000	188,037
Japan Government 1.3% 6/20/2052	JPY	232,000,000	1,076,956
Japan Government 1.4% 12/20/2042	JPY	193,650,000	1,124,305
Japan Government 1.4% 12/20/2045	JPY	232,050,000	1,270,756
Japan Government 1.4% 3/20/2035	JPY	138,300,000	916,838
Japan Government 1.4% 3/20/2053	JPY	110,700,000	521,623
Japan Government 1.4% 3/20/2055	JPY	5,500,000	25,275
Japan Government 1.4% 9/20/2052	JPY	52,050,000	247,088
Japan Government 1.5% 6/20/2035	JPY	1,986,450,000	13,259,388
Japan Government 1.5% 9/20/2043	JPY	51,950,000	302,331
Japan Government 1.6% 12/20/2052	JPY	170,150,000	847,132
Japan Government 1.6% 12/20/2053	JPY	171,100,000	840,824
Japan Government 1.6% 3/20/2033	JPY	4,300,000	29,366
Japan Government 1.6% 3/20/2044	JPY	163,650,000	959,558
Japan Government 1.6% 6/20/2030	JPY	4,600,000	31,630
Japan Government 1.8% 9/20/2044	JPY	438,650,000	2,637,536
Japan Government 1.8% 9/20/2053	JPY	32,000,000	165,846
Japan Government 1.9% 3/20/2053	JPY	42,450,000	226,601
Japan Government 1.9% 6/20/2044	JPY	66,600,000	408,801
Japan Government 2% 12/20/2044	JPY	184,950,000	1,145,943
Japan Government 2% 3/20/2042	JPY	110,000,000	709,033
Japan Government 2.1% 9/20/2054	JPY	106,900,000	589,318
Japan Government 2.2% 3/20/2064	JPY	454,450,000	2,356,988
Japan Government 2.2% 6/20/2054	JPY	19,550,000	110,446
Japan Government 2.3% 12/20/2054	JPY	64,800,000	373,604
Japan Government 2.3% 5/20/2032	JPY	1,000,000	7,152
Japan Government 2.4% 3/20/2045	JPY	107,500,000	707,747
Japan Government 2.4% 3/20/2055	JPY	62,950,000	371,034
Japan Government 2.5% 6/20/2045	JPY	1,590,950,000	10,606,656
Japan Government 3.1% 3/20/2065	JPY	983,000,000	6,356,713
TOTAL JAPAN			131,213,337
LATVIA - 0.1%
Republic of Latvia 1.125% 5/30/2028 (b)	EUR	330,000	373,372
Republic of Latvia 1.375% 5/16/2036 (b)	EUR	570,000	538,248
TOTAL LATVIA			911,620
LITHUANIA - 0.1%
Lithuania Government 0.5% 6/19/2029 (b)	EUR	32,000	34,688
Lithuania Government 2.1% 5/26/2047 (b)	EUR	230,000	188,348
Lithuania Government 2.125% 10/22/2035 (b)	EUR	57,000	58,702
Lithuania Government 2.875% 1/28/2030 (b)	EUR	130,000	152,855
Lithuania Government 3.875% 6/14/2033 (b)	EUR	90,000	109,542
TOTAL LITHUANIA			544,135
LUXEMBOURG - 0.2%
State of the Grand-Duchy of Luxembourg 0% 3/24/2031 (b)	EUR	230,000	234,813
State of the Grand-Duchy of Luxembourg 0% 9/14/2032 (b)	EUR	210,000	204,881
State of the Grand-Duchy of Luxembourg 1.375% 5/25/2029 (b)	EUR	1,040,000	1,178,728
TOTAL LUXEMBOURG			1,618,422
MEXICO - 0.0%
United Mexican States 1.125% 1/17/2030	EUR	100,000	106,927
United Mexican States 2.125% 10/25/2051	EUR	100,000	64,991
United Mexican States 2.25% 8/12/2036	EUR	130,000	124,153
United Mexican States 2.875% 4/8/2039	EUR	185,000	175,456
TOTAL MEXICO			471,527
MULTI-NATIONAL - 1.9%
European Financial Stability Facility 0% 10/13/2027 (b)	EUR	85,000	95,498
European Financial Stability Facility 0.05% 1/18/2052 (b)	EUR	225,000	104,613
European Financial Stability Facility 0.05% 10/17/2029 (b)	EUR	23,000	24,520
European Financial Stability Facility 0.625% 10/16/2026 (b)	EUR	466,000	538,885
European Financial Stability Facility 0.7% 1/20/2050 (b)	EUR	176,000	109,447
European Financial Stability Facility 0.75% 5/3/2027 (b)	EUR	43,000	49,405
European Financial Stability Facility 0.875% 4/10/2035 (b)	EUR	610,000	588,929
European Financial Stability Facility 1.25% 5/24/2033 (b)	EUR	1,849,000	1,930,535
European Financial Stability Facility 1.45% 9/5/2040 (b)	EUR	1,125,000	1,012,937
European Financial Stability Facility 3.375% 8/30/2038 (b)	EUR	50,000	59,378
European Stability Mechanism Treasury Bill 0.01% 3/4/2030 (b)	EUR	35,000	36,897
European Stability Mechanism Treasury Bill 0.5% 3/5/2029 (b)	EUR	2,229,000	2,461,686
European Stability Mechanism Treasury Bill 0.75% 3/15/2027 (b)	EUR	184,000	211,873
European Stability Mechanism Treasury Bill 0.75% 9/5/2028 (b)	EUR	48,000	53,979
European Stability Mechanism Treasury Bill 0.875% 7/18/2042 (b)	EUR	266,000	211,995
European Stability Mechanism Treasury Bill 1.125% 5/3/2032 (b)	EUR	47,000	50,026
European Stability Mechanism Treasury Bill 1.2% 5/23/2033 (b)	EUR	37,000	38,730
European Stability Mechanism Treasury Bill 1.625% 11/17/2036 (b)	EUR	218,000	221,827
European Stability Mechanism Treasury Bill 1.85% 12/1/2055 (b)	EUR	186,000	145,329
European Union 0% 10/4/2030 (b)	EUR	2,889,000	2,990,943
European Union 0% 7/4/2035 (b)	EUR	3,297,000	2,881,030
European Union 0.1% 10/4/2040 (b)	EUR	946,000	676,047
European Union 0.25% 4/22/2036 (b)	EUR	380,000	329,697
European Union 0.3% 11/4/2050 (b)	EUR	562,000	298,626
European Union 0.45% 5/2/2046 (b)	EUR	170,000	107,429
European Union 0.45% 7/4/2041 (b)	EUR	162,000	118,844
European Union 0.7% 7/6/2051 (b)	EUR	1,070,000	618,871
European Union 0.875% 3/11/2037 (b)	EUR	100,000	90,029
European Union 1.125% 4/4/2036 (b)	EUR	94,000	90,324
European Union 1.25% 2/4/2043 (b)	EUR	172,000	139,660
European Union 1.25% 4/4/2033 (b)	EUR	1,418,000	1,483,223
European Union 2% 10/4/2027 (b)	EUR	860,000	1,006,976
European Union 2.5% 10/4/2052 (b)	EUR	380,000	339,250
European Union 3% 3/4/2053 (b)	EUR	1,120,000	1,105,041
European Union 3.375% 10/5/2054 (b)	EUR	660,000	692,017
TOTAL MULTI-NATIONAL			20,914,496
NETHERLANDS - 1.6%
Dutch Government 0% 1/15/2052 (b)(c)	EUR	285,000	141,061
Dutch Government 0% 7/15/2030 (b)(c)	EUR	2,468,000	2,587,437
Dutch Government 0.25% 7/15/2029 (b)(c)	EUR	1,336,000	1,454,856
Dutch Government 0.5% 1/15/2040 (b)(c)	EUR	1,722,000	1,411,112
Dutch Government 0.5% 7/15/2032 (b)(c)	EUR	501,000	512,458
Dutch Government 0.75% 7/15/2027 (b)(c)	EUR	1,666,000	1,912,240
Dutch Government 0.75% 7/15/2028 (b)(c)	EUR	3,230,000	3,650,146
Dutch Government 2% 1/15/2054 (b)(c)	EUR	580,000	509,092
Dutch Government 2.5% 1/15/2033 (b)(c)	EUR	80,000	93,177
Dutch Government 2.5% 7/15/2033 (b)(c)	EUR	540,000	625,836
Dutch Government 2.5% 7/15/2034 (b)(c)	EUR	190,000	218,334
Dutch Government 2.5% 7/15/2035 (b)(c)	EUR	1,160,000	1,320,101
Dutch Government 2.75% 1/15/2047 (b)(c)	EUR	810,000	869,914
Dutch Government 3.25% 1/15/2044 (b)(c)	EUR	710,000	832,512
Dutch Government 3.5% 1/15/2056 (b)(c)	EUR	140,000	166,232
Dutch Government 3.75% 1/15/2042 (b)(c)	EUR	530,000	664,004
Dutch Government 4% 1/15/2037 (b)(c)	EUR	30,000	38,685
TOTAL NETHERLANDS			17,007,197
NEW ZEALAND - 0.4%
New Zealand Government 0.25% 5/15/2028	NZD	3,850,000	2,082,246
New Zealand Government 1.5% 5/15/2031	NZD	2,032,000	1,053,465
New Zealand Government 1.75% 5/15/2041	NZD	752,000	292,433
New Zealand Government 2% 5/15/2032	NZD	380,000	197,344
New Zealand Government 2.75% 4/15/2037 (b)	NZD	410,000	201,910
New Zealand Government 4.5% 5/15/2035	NZD	1,210,000	717,981
New Zealand Government 5% 5/15/2054	NZD	170,000	97,637
New Zealand Local Government Funding Agency Bond 5.1% 11/28/2030	AUD	50,000	33,978
TOTAL NEW ZEALAND			4,676,994
NORWAY - 0.1%
Kingdom of Norway 1.5% 2/19/2026 (b)(c)	NOK	10,000	992
Kingdom of Norway 2.125% 5/18/2032 (b)(c)	NOK	6,630,000	594,162
Kingdom of Norway 3% 8/15/2033 (b)(c)	NOK	2,060,000	192,696
Kingdom of Norway 3.5% 10/6/2042 (b)(c)	NOK	2,430,000	226,144
Kingdom of Norway 3.75% 6/12/2035 (b)(c)	NOK	2,400,000	234,792
TOTAL NORWAY			1,248,786
POLAND - 0.1%
Bank Gospodarstwa Krajowego 4% 3/13/2032 (b)	EUR	330,000	402,922
Republic of Poland 1% 3/7/2029 (b)	EUR	309,000	344,625
Republic of Poland 2% 3/8/2049 (b)	EUR	17,000	13,400
Republic of Poland 3.875% 2/14/2033 (b)	EUR	220,000	269,912
Republic of Poland 4.125% 1/11/2044 (b)	EUR	100,000	115,242
TOTAL POLAND			1,146,101
PORTUGAL - 0.6%
Portugal Obrigacoes do Tesouro 0.475% 10/18/2030 (b)(c)	EUR	648,000	690,704
Portugal Obrigacoes do Tesouro 0.7% 10/15/2027 (b)(c)	EUR	350,000	400,112
Portugal Obrigacoes do Tesouro 0.9% 10/12/2035 (b)(c)	EUR	734,000	697,160
Portugal Obrigacoes do Tesouro 1% 4/12/2052 (b)(c)	EUR	220,000	137,154
Portugal Obrigacoes do Tesouro 1.65% 7/16/2032 (b)(c)	EUR	253,000	277,429
Portugal Obrigacoes do Tesouro 1.95% 6/15/2029 (b)(c)	EUR	458,000	532,275
Portugal Obrigacoes do Tesouro 2.25% 4/18/2034 (b)(c)	EUR	260,000	288,809
Portugal Obrigacoes do Tesouro 2.875% 10/15/2025 (b)(c)	EUR	22,000	25,829
Portugal Obrigacoes do Tesouro 2.875% 10/20/2034 (b)(c)	EUR	390,000	452,181
Portugal Obrigacoes do Tesouro 3% 6/15/2035 (b)(c)	EUR	890,000	1,034,756
Portugal Obrigacoes do Tesouro 3.625% 6/12/2054 (b)(c)	EUR	150,000	166,298
Portugal Obrigacoes do Tesouro 3.875% 2/15/2030 (b)(c)	EUR	760,000	948,474
Portugal Obrigacoes do Tesouro 4.1% 2/15/2045 (b)(c)	EUR	510,000	628,452
Republic of Portugal 2.125% 10/17/2028 (b)(c)	EUR	250,000	293,573
TOTAL PORTUGAL			6,573,206
ROMANIA - 0.1%
Romanian Republic 1.375% 12/2/2029 (b)	EUR	567,000	591,879
Romanian Republic 2.125% 3/7/2028 (b)	EUR	470,000	535,249
Romanian Republic 2.875% 4/13/2042 (b)	EUR	60,000	45,140
Romanian Republic 2.875% 5/26/2028 (b)	EUR	32,000	36,943
Romanian Republic 3.375% 1/28/2050 (b)	EUR	54,000	39,684
TOTAL ROMANIA			1,248,895
RUSSIA - 0.0%
Ministry of Finance of the Russian Federation 7.6% (f)(g)	RUB	4,237,000	0
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2% 7/9/2039 (b)	EUR	163,000	150,512
SINGAPORE - 0.5%
Republic of Singapore 1.625% 7/1/2031	SGD	520,000	400,617
Republic of Singapore 1.875% 10/1/2051	SGD	330,000	248,405
Republic of Singapore 2.25% 8/1/2036	SGD	768,000	613,531
Republic of Singapore 2.375% 7/1/2039	SGD	325,000	263,663
Republic of Singapore 2.625% 5/1/2028	SGD	1,016,000	808,895
Republic of Singapore 2.625% 8/1/2032	SGD	1,220,000	995,428
Republic of Singapore 2.75% 3/1/2035	SGD	140,000	116,257
Republic of Singapore 2.75% 3/1/2046	SGD	310,000	271,486
Republic of Singapore 2.75% 4/1/2042	SGD	260,000	223,528
Republic of Singapore 2.875% 9/1/2027	SGD	690,000	548,598
Republic of Singapore 3% 8/1/2072 (b)	SGD	670,000	637,302
Republic of Singapore Treasury Bills 3% 4/1/2029	SGD	700,000	568,977
TOTAL SINGAPORE			5,696,687
SLOVAKIA - 0.3%
Slovakia Treasury Bill 0.125% 6/17/2027 (b)	EUR	288,000	326,546
Slovakia Treasury Bill 0.75% 4/9/2030 (b)	EUR	600,000	648,648
Slovakia Treasury Bill 1% 10/13/2051 (b)	EUR	160,000	93,744
Slovakia Treasury Bill 1% 10/9/2030 (b)	EUR	110,000	118,717
Slovakia Treasury Bill 1% 5/14/2032 (b)	EUR	120,000	123,677
Slovakia Treasury Bill 1.625% 1/21/2031 (b)	EUR	348,000	385,664
Slovakia Treasury Bill 1.875% 3/9/2037 (b)	EUR	515,000	504,833
Slovakia Treasury Bill 2.25% 6/12/2068 (b)	EUR	240,000	161,455
Slovakia Treasury Bill 3.75% 3/6/2034 (b)	EUR	180,000	216,564
Slovakia Treasury Bill 4% 2/23/2043 (b)	EUR	150,000	174,291
TOTAL SLOVAKIA			2,754,139
SLOVENIA - 0.1%
Republic of Slovenia 0.125% 7/1/2031 (b)	EUR	288,000	294,284
Republic of Slovenia 0.6875% 3/3/2081 (b)	EUR	550,000	177,420
Republic of Slovenia 1.1875% 3/14/2029 (b)	EUR	560,000	635,492
Republic of Slovenia 1.75% 11/3/2040 (b)	EUR	89,000	82,998
Republic of Slovenia 2.25% 3/3/2032 (b)	EUR	230,000	262,724
Republic of Slovenia 3.625% 3/11/2033 (b)	EUR	110,000	136,023
TOTAL SLOVENIA			1,588,941
SPAIN - 4.9%
Autonomous Community of Madrid Spain 0.827% 7/30/2027 (b)	EUR	50,000	57,290
Autonomous Community of Madrid Spain 1.571% 4/30/2029 (b)	EUR	606,000	689,497
Basque Government 1.45% 4/30/2028 (b)	EUR	370,000	425,476
Junta de Andalucia 0.5% 4/30/2031 (b)	EUR	180,000	185,579
Spanish Kingdom 0% 1/31/2028	EUR	1,320,000	1,474,357
Spanish Kingdom 0.1% 4/30/2031 (b)(c)	EUR	1,410,000	1,437,807
Spanish Kingdom 0.5% 10/31/2031 (b)(c)	EUR	976,000	1,004,014
Spanish Kingdom 0.5% 4/30/2030 (b)(c)	EUR	143,000	153,409
Spanish Kingdom 0.6% 10/31/2029 (b)(c)	EUR	574,000	626,101
Spanish Kingdom 0.7% 4/30/2032 (b)(c)	EUR	140,000	143,781
Spanish Kingdom 0.8% 7/30/2027 (b)(c)	EUR	1,203,000	1,380,058
Spanish Kingdom 0.85% 7/30/2037 (b)(c)	EUR	1,098,000	966,985
Spanish Kingdom 1% 10/31/2050 (b)(c)	EUR	1,856,000	1,168,960
Spanish Kingdom 1% 7/30/2042 (b)(c)	EUR	171,000	132,585
Spanish Kingdom 1.2% 10/31/2040 (b)(c)	EUR	2,179,000	1,834,294
Spanish Kingdom 1.25% 10/31/2030 (b)(c)	EUR	1,376,000	1,512,840
Spanish Kingdom 1.4% 4/30/2028 (b)(c)	EUR	100,000	115,129
Spanish Kingdom 1.45% 10/31/2027 (b)(c)	EUR	100,000	115,855
Spanish Kingdom 1.45% 10/31/2071 (b)(c)	EUR	1,890,000	1,006,717
Spanish Kingdom 1.45% 4/30/2029 (b)(c)	EUR	2,176,000	2,475,845
Spanish Kingdom 1.5% 4/30/2027 (b)(c)	EUR	157,000	182,671
Spanish Kingdom 1.85% 7/30/2035 (b)(c)	EUR	480,000	500,051
Spanish Kingdom 1.9% 10/31/2052 (b)(c)	EUR	960,000	737,663
Spanish Kingdom 1.95% 7/30/2030 (b)(c)	EUR	26,000	29,712
Spanish Kingdom 2.15% 10/31/2025 (b)(c)	EUR	44,000	51,664
Spanish Kingdom 2.35% 7/30/2033 (b)(c)	EUR	292,000	328,068
Spanish Kingdom 2.4% 5/31/2028	EUR	50,000	58,936
Spanish Kingdom 2.5% 5/31/2027	EUR	3,740,000	4,419,286
Spanish Kingdom 2.55% 10/31/2032 (b)(c)	EUR	2,490,000	2,862,982
Spanish Kingdom 2.7% 1/31/2030	EUR	5,210,000	6,165,540
Spanish Kingdom 2.7% 10/31/2048 (b)(c)	EUR	189,000	181,407
Spanish Kingdom 3.1% 7/30/2031	EUR	1,100,000	1,317,442
Spanish Kingdom 3.15% 4/30/2033 (b)(c)	EUR	510,000	606,756
Spanish Kingdom 3.15% 4/30/2035 (b)(c)	EUR	530,000	619,838
Spanish Kingdom 3.2% 10/31/2035 (b)(c)	EUR	2,740,000	3,202,710
Spanish Kingdom 3.25% 4/30/2034 (b)(c)	EUR	1,110,000	1,318,507
Spanish Kingdom 3.45% 10/31/2034 (b)(c)	EUR	1,460,000	1,755,322
Spanish Kingdom 3.45% 7/30/2043 (b)(c)	EUR	4,140,000	4,634,108
Spanish Kingdom 3.5% 5/31/2029	EUR	2,220,000	2,705,898
Spanish Kingdom 3.55% 10/31/2033 (b)(c)	EUR	1,450,000	1,765,718
Spanish Kingdom 5.15% 10/31/2028 (b)(c)	EUR	1,660,000	2,113,186
TOTAL SPAIN			52,464,044
SWEDEN - 0.4%
Sweden Kingdom 0.125% 5/12/2031 (b)	SEK	7,940,000	750,861
Sweden Kingdom 0.5% 11/24/2045 (b)	SEK	1,660,000	112,273
Sweden Kingdom 0.75% 11/12/2029 (b)	SEK	11,950,000	1,204,594
Sweden Kingdom 0.75% 5/12/2028 (b)	SEK	16,670,000	1,718,664
Sweden Kingdom 1.375% 6/23/2071 (b)	SEK	580,000	35,312
Sweden Kingdom 1.75% 11/11/2033 (b)	SEK	2,500,000	251,611
Sweden Kingdom 2.5% 10/15/2036 (b)	SEK	2,120,000	221,273
Sweden Kingdom 3.5% 3/30/2039 (b)	SEK	760,000	87,140
TOTAL SWEDEN			4,381,728
SWITZERLAND - 0.8%
Swiss Confederation 0% 6/22/2029 (b)	CHF	662,000	832,697
Swiss Confederation 0% 6/26/2034 (b)	CHF	974,000	1,208,553
Swiss Confederation 0% 7/24/2039 (b)	CHF	273,000	327,333
Swiss Confederation 0.25% 6/23/2035 (b)	CHF	1,550,000	1,959,135
Swiss Confederation 0.5% 5/24/2055 (b)	CHF	350,000	455,290
Swiss Confederation 0.5% 6/28/2045 (b)	CHF	600,000	760,354
Swiss Confederation 1.25% 6/28/2043 (b)	CHF	260,000	372,703
Swiss Confederation 1.5% 4/30/2042 (b)	CHF	200,000	296,033
Swiss Confederation 2% 6/25/2064 (b)	CHF	170,000	345,335
Swiss Confederation 3.25% 6/27/2027 (b)	CHF	860,000	1,144,026
Swiss Confederation 3.5% 4/8/2033 (b)	CHF	625,000	984,792
TOTAL SWITZERLAND			8,686,251
UNITED KINGDOM - 6.1%
United Kingdom of Great Britain and Northern Ireland 0.25% 7/31/2031 (b)	GBP	2,137,000	2,302,914
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2030 (b)	GBP	497,000	557,692
United Kingdom of Great Britain and Northern Ireland 0.5% 1/31/2029 (b)	GBP	1,230,000	1,479,209
United Kingdom of Great Britain and Northern Ireland 0.625% 10/22/2050 (b)	GBP	845,000	395,486
United Kingdom of Great Britain and Northern Ireland 0.625% 7/31/2035 (b)	GBP	2,162,000	1,980,960
United Kingdom of Great Britain and Northern Ireland 0.875% 1/31/2046 (b)	GBP	665,000	398,463
United Kingdom of Great Britain and Northern Ireland 1.125% 10/22/2073 (b)	GBP	12,420,000	5,101,297
United Kingdom of Great Britain and Northern Ireland 1.25% 10/22/2041 (b)	GBP	4,399,076	3,408,646
United Kingdom of Great Britain and Northern Ireland 1.25% 7/22/2027 (b)	GBP	42,000	53,950
United Kingdom of Great Britain and Northern Ireland 1.25% 7/31/2051 (b)	GBP	1,420,000	797,156
United Kingdom of Great Britain and Northern Ireland 1.5% 7/22/2047 (b)	GBP	195,000	131,311
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2054 (b)	GBP	409,000	243,359
United Kingdom of Great Britain and Northern Ireland 1.75% 1/22/2049 (b)	GBP	742,000	512,833
United Kingdom of Great Britain and Northern Ireland 1.75% 7/22/2057 (b)	GBP	1,294,000	771,951
United Kingdom of Great Britain and Northern Ireland 1.75% 9/7/2037 (b)	GBP	7,000	6,765
United Kingdom of Great Britain and Northern Ireland 3.25% 1/22/2044 (b)	GBP	450,000	456,437
United Kingdom of Great Britain and Northern Ireland 3.25% 1/31/2033 (b)	GBP	2,090,000	2,599,856
United Kingdom of Great Britain and Northern Ireland 3.5% 1/22/2045 (b)	GBP	6,170,000	6,427,181
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (b)	GBP	1,670,000	1,681,275
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2031 (b)	GBP	630,000	834,366
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2063 (b)	GBP	660,000	678,818
United Kingdom of Great Britain and Northern Ireland 4.125% 7/22/2029 (b)	GBP	1,630,000	2,195,668
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2040 (b)	GBP	19,000	23,073
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2055 (b)	GBP	30,000	33,005
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (b)	GBP	340,000	456,082
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (b)	GBP	3,250,000	4,249,244
United Kingdom of Great Britain and Northern Ireland 4.25% 9/7/2039 (b)	GBP	13,000	16,049
United Kingdom of Great Britain and Northern Ireland 4.375% 3/7/2030 (b)	GBP	7,170,000	9,733,447
United Kingdom of Great Britain and Northern Ireland 4.5% 12/7/2042 (b)	GBP	600,000	736,413
United Kingdom of Great Britain and Northern Ireland 4.5% 3/7/2035 (b)	GBP	8,770,000	11,611,006
United Kingdom of Great Britain and Northern Ireland 4.5% 6/7/2028 (b)	GBP	3,240,000	4,413,417
United Kingdom of Great Britain and Northern Ireland 4.625% 1/31/2034 (b)	GBP	560,000	755,632
TOTAL UNITED KINGDOM			65,042,961
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $821,716,524)			787,084,851

Non-Convertible Corporate Bonds - 24.3%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NBN Co Ltd 4.125% 3/15/2029 (b)	EUR	100,000	122,491
Telstra Group Ltd 4.9% 3/8/2028	AUD	220,000	148,128
			270,619
Financials - 0.6%
Banks - 0.4%
Australia & New Zealand Banking Group Ltd 5.35% 11/4/2027	AUD	300,000	203,826
Australia & New Zealand Banking Group Ltd 5.906% 8/12/2032 (h)	AUD	620,000	420,416
Commonwealth Bank of Australia 0.125% 10/15/2029 (b)	EUR	120,000	127,734
Commonwealth Bank of Australia 4.4% 8/18/2027	AUD	260,000	173,424
Commonwealth Bank of Australia 6.86% 11/9/2032 (b)(h)	AUD	540,000	373,705
National Australia Bank Ltd 2.125% 5/24/2028 (b)	EUR	160,000	186,037
National Australia Bank Ltd 2.347% 8/30/2029 (b)	EUR	130,000	151,114
National Australia Bank Ltd 4.95% 5/10/2027	AUD	530,000	356,214
National Australia Bank Ltd 6.163% 3/9/2033 (b)(h)	AUD	420,000	287,819
Westpac Banking Corp 2.4% 1/25/2027	AUD	500,000	324,389
Westpac Banking Corp 4.6% 2/16/2026	AUD	300,000	198,891
Westpac Banking Corp 5.754% 4/3/2034 (b)(h)	AUD	400,000	272,972
			3,076,541
Capital Markets - 0.0%
Macquarie Bank Ltd 1.125% 12/15/2025 (b)	GBP	110,000	146,953
Macquarie Group Ltd 0.943% 1/19/2029 (b)	EUR	120,000	132,413
			279,366
Financial Services - 0.2%
Amcor UK Finance PLC 1.125% 6/23/2027	EUR	1,384,000	1,586,403
Australian Capital Territory 5.25% 10/23/2036 (b)	AUD	110,000	73,184
			1,659,587
TOTAL FINANCIALS			5,015,494

Industrials - 0.0%
Transportation Infrastructure - 0.0%
Sydney Airport Finance Co Pty Ltd 1.75% 4/26/2028 (b)	EUR	310,000	354,520
Transurban Finance Co Pty Ltd 3.713% 3/12/2032 (b)	EUR	100,000	119,920
			474,440
Materials - 0.0%
Metals & Mining - 0.0%
Glencore Capital Finance DAC 0.75% 3/1/2029 (b)	EUR	240,000	261,909
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 1.625% 3/11/2081 (b)(h)	EUR	100,000	115,653
Gas Utilities - 0.0%
APA Infrastructure Ltd 2% 7/15/2030 (b)	EUR	110,000	122,557
TOTAL UTILITIES			238,210

TOTAL AUSTRALIA			6,260,672
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG 2.375% 4/9/2032 (b)	EUR	76,000	86,794
Financials - 0.1%
Banks - 0.1%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 0.1% 5/12/2031 (b)	EUR	300,000	302,085
Erste Group Bank AG 0.01% 9/11/2029 (b)	EUR	400,000	424,262
Erste Group Bank AG 0.25% 9/14/2029 (b)	EUR	100,000	106,428
Oesterreichische Kontrollbank AG 0.5% 12/15/2025 (b)	GBP	152,000	202,925
Raiffeisen Bank International AG 4.75% 1/26/2027 (b)(h)	EUR	200,000	236,386
Raiffeisenlandesbank Niederoesterreich-Wien AG 2.375% 8/31/2032 (b)	EUR	100,000	112,707
			1,384,793
Industrials - 0.1%
Construction & Engineering - 0.1%
Autobahnen- und Schnell- strassen-Finanzierungs AG 0.1% 7/16/2035 (b)	EUR	710,000	624,889
TOTAL AUSTRIA			2,096,476
BELGIUM - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Communaute Francaise de Belgique 1.625% 5/3/2032 (b)	EUR	100,000	106,742
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev SA/NV 1.5% 4/18/2030 (b)	EUR	49,000	54,660
Anheuser-Busch InBev SA/NV 2% 3/17/2028 (b)	EUR	23,000	26,762
Anheuser-Busch InBev SA/NV 2.85% 5/25/2037 (b)	GBP	200,000	210,757
Anheuser-Busch InBev SA/NV 3.7% 4/2/2040 (b)	EUR	331,000	377,341
			669,520
Financials - 0.2%
Banks - 0.2%
Belfius Bank SA 0% 8/28/2026 (b)	EUR	100,000	115,105
Belfius Bank SA 5.25% 4/19/2033 (b)(h)	EUR	200,000	245,867
Dexia SA 0.625% 1/17/2026 (b)	EUR	500,000	584,360
Dexia SA 1% 10/18/2027 (b)	EUR	100,000	114,270
KBC Group NV 0.125% 1/14/2029 (b)(h)	EUR	200,000	222,082
KBC Group NV 0.625% 12/7/2031 (b)(h)	EUR	300,000	344,607
KBC Group NV 4.375% 4/19/2030 (b)(h)	EUR	200,000	246,481
			1,872,772
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Transmission Belgium SA 0.875% 4/28/2030 (b)	EUR	100,000	107,579
FLUVIUS System Operator CV 0.25% 6/14/2028 (b)	EUR	500,000	550,479
			658,058
TOTAL BELGIUM			3,307,092
CANADA - 2.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Bell Canada 4.45% 2/27/2047 (b)	CAD	29,000	18,853
Bell Canada 5.15% 8/24/2034	CAD	590,000	449,760
TELUS Corp 2.05% 10/7/2030	CAD	740,000	498,748
TELUS Corp 3.95% 2/16/2050	CAD	33,000	19,586
			986,947
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 2.9% 12/9/2030	CAD	968,000	677,113
TOTAL COMMUNICATION SERVICES			1,664,060

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Loblaw Cos Ltd 3.564% 12/12/2029	CAD	200,000	145,225
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enbridge Pipelines Inc 4.13% 8/9/2046	CAD	406,000	254,642
Inter Pipeline Ltd/AB 4.232% 6/1/2027	CAD	1,526,000	1,110,635
Keyera Corp 3.959% 5/29/2030	CAD	761,000	555,130
North West Redwater Partnership / NWR Financing Co Ltd 4.35% 1/10/2039	CAD	591,000	413,938
Pembina Pipeline Corp 4.74% 1/21/2047	CAD	402,000	271,590
TransCanada PipeLines Ltd 3% 9/18/2029 (b)	CAD	30,000	21,415
TransCanada PipeLines Ltd 4.18% 7/3/2048 (b)	CAD	33,000	20,690
TransCanada PipeLines Ltd 4.35% 6/6/2046	CAD	456,000	295,062
			2,943,102
Financials - 1.6%
Banks - 1.2%
Bank of Montreal 3.19% 3/1/2028	CAD	585,000	422,414
Bank of Montreal 5.039% 5/29/2028	CAD	320,000	241,199
Bank of Montreal 6.034% 9/7/2033 (h)	CAD	60,000	46,323
Bank of Nova Scotia/The 0.01% 1/14/2027 (b)	EUR	500,000	571,047
Bank of Nova Scotia/The 0.25% 11/1/2028 (b)	EUR	140,000	153,059
Bank of Nova Scotia/The 3.1% 2/2/2028	CAD	85,000	61,327
Bank of Nova Scotia/The 3.934% 5/3/2032 (h)	CAD	860,000	626,125
Bank of Nova Scotia/The 5.5% 12/29/2025	CAD	840,000	607,743
Bank of Nova Scotia/The 5.679% 8/2/2033 (h)	CAD	160,000	122,098
Canadian Imperial Bank of Commerce 0.01% 4/30/2029 (b)	EUR	3,019,000	3,237,402
Canadian Imperial Bank of Commerce 1.7% 7/15/2026	CAD	498,000	355,420
Canadian Imperial Bank of Commerce 2.25% 1/7/2027	CAD	930,000	663,906
Canadian Imperial Bank of Commerce 4.9% 4/2/2027 (h)	CAD	840,000	609,771
Canadian Imperial Bank of Commerce 5.33% 1/20/2033 (h)	CAD	240,000	180,253
Federation des Caisses Desjardins du Quebec 5.279% 5/15/2034 (h)	CAD	50,000	38,013
Federation des Caisses Desjardins du Quebec 5.467% 11/17/2028	CAD	80,000	61,354
National Bank of Canada 2.237% 11/4/2026	CAD	360,000	257,238
National Bank of Canada 4.968% 12/7/2026	CAD	400,000	294,337
National Bank of Canada 5.426% 8/16/2032 (h)	CAD	240,000	179,547
Royal Bank of Canada 0.01% 1/27/2031 (b)	EUR	120,000	121,569
Royal Bank of Canada 2.125% 4/26/2029 (b)	EUR	110,000	126,293
Royal Bank of Canada 2.14% 11/3/2031 (h)	CAD	650,000	463,711
Royal Bank of Canada 4.612% 7/26/2027	CAD	530,000	392,147
Royal Bank of Canada 4.632% 5/1/2028	CAD	880,000	657,265
Royal Bank of Canada 5.01% 2/1/2033 (h)	CAD	250,000	186,793
Toronto Dominion Bank 2.776% 9/3/2027 (b)	EUR	840,000	994,488
Toronto Dominion Bank 3.06% 1/26/2032 (b)(h)	CAD	340,000	244,408
Toronto Dominion Bank 3.631% 12/13/2029 (b)	EUR	320,000	385,314
Toronto Dominion Bank 4.002% 10/31/2030 (h)	CAD	210,000	154,662
Toronto Dominion Bank 4.68% 1/8/2029	CAD	350,000	263,165
Toronto Dominion Bank 5.177% 4/9/2034 (b)(h)	CAD	80,000	60,654
			12,779,045
Capital Markets - 0.3%
Brookfield Corp 3.8% 3/16/2027	CAD	260,000	188,647
CPPIB Capital Inc 0.25% 4/6/2027 (b)	EUR	300,000	342,212
CPPIB Capital Inc 1.25% 12/7/2027 (b)	GBP	544,000	688,522
CPPIB Capital Inc 3% 6/15/2028 (b)	CAD	1,310,000	949,559
CPPIB Capital Inc 4.2% 5/2/2028 (b)	AUD	90,000	59,938
IGM Financial Inc 3.44% 1/26/2027	CAD	1,090,000	787,280
Ontario Teachers' Finance Trust 0.95% 11/24/2051 (b)	EUR	110,000	66,276
PSP Capital Inc 1.5% 3/15/2028 (b)	CAD	340,000	237,665
			3,320,099
Insurance - 0.1%
Fairfax Financial Holdings Ltd 4.7% 12/16/2026	CAD	704,000	513,909
Great-West Lifeco Inc 5.998% 11/16/2039	CAD	50,000	39,822
Intact Financial Corp 4.653% 5/16/2034 (h)	CAD	260,000	195,119
Manulife Financial Corp 5.409% 3/10/2033 (h)	CAD	310,000	233,956
Sun Life Financial Inc 2.06% 10/1/2035 (h)	CAD	200,000	135,476
Sun Life Financial Inc 2.58% 5/10/2032 (b)(h)	CAD	50,000	35,671
Sun Life Financial Inc 2.8% 11/21/2033 (h)	CAD	50,000	35,604
			1,189,557
TOTAL FINANCIALS			17,288,701

Industrials - 0.0%
Electrical Equipment - 0.0%
Brookfield Renewable Partners ULC 5.84% 11/5/2036	CAD	80,000	64,083
Ground Transportation - 0.0%
Canadian National Railway Co 3.6% 8/1/2047	CAD	229,000	138,096
Transportation Infrastructure - 0.0%
407 International Inc 2.84% 3/7/2050	CAD	73,000	37,714
407 International Inc 3.65% 9/8/2044 (b)	CAD	295,000	183,179
Greater Toronto Airports Authority 2.75% 10/17/2039	CAD	516,000	306,000
			526,893
TOTAL INDUSTRIALS			729,072

Real Estate - 0.1%
Office REITs - 0.0%
Allied Properties Real Estate Investment Trust 3.113% 4/8/2027	CAD	110,000	78,702
Retail REITs - 0.1%
Choice Properties Real Estate Investment Trust 2.848% 5/21/2027	CAD	200,000	143,593
Choice Properties Real Estate Investment Trust 4.178% 3/8/2028	CAD	128,000	94,119
Choice Properties Real Estate Investment Trust 5.03% 2/28/2031	CAD	60,000	45,761
RioCan Real Estate Investment Trust 2.361% 3/10/2027	CAD	440,000	313,344
SmartCentres Real Estate Investment Trust 2.307% 12/18/2028	CAD	100,000	69,381
			666,198
TOTAL REAL ESTATE			744,900

Utilities - 0.3%
Electric Utilities - 0.3%
AltaLink LP 3.717% 12/3/2046	CAD	338,000	210,375
Brookfield Infrastructure Finance ULC 5.98% 2/14/2033	CAD	90,000	72,032
Bruce Power LP 4.7% 12/21/2027	CAD	410,000	304,712
FortisAlberta Inc 2.632% 6/8/2051	CAD	50,000	24,668
Hydro One Inc 1.69% 1/16/2031	CAD	417,000	278,030
Hydro One Inc 3.02% 4/5/2029	CAD	30,000	21,555
Hydro One Inc 4.46% 1/27/2053	CAD	230,000	158,143
Hydro One Inc 5.36% 5/20/2036	CAD	50,000	39,583
Hydro-Quebec 2.1% 2/15/2060	CAD	70,000	29,520
Hydro-Quebec 4% 2/15/2055	CAD	220,000	145,113
Hydro-Quebec 4% 2/15/2063	CAD	500,000	328,480
Hydro-Quebec 5% 2/15/2050	CAD	370,000	284,908
Nova Scotia Power Inc 5.67% 11/14/2035	CAD	90,000	70,822
Ontario Power Generation Inc 3.215% 4/8/2030	CAD	100,000	71,667
Ontario Power Generation Inc 4.248% 1/18/2049	CAD	50,000	32,601
Toronto Hydro Corp 2.43% 12/11/2029	CAD	80,000	56,256
			2,128,465
Gas Utilities - 0.0%
Enbridge Gas Inc 3.65% 4/1/2050	CAD	290,000	173,200
FortisBC Energy Inc 2.82% 8/9/2049	CAD	70,000	36,422
			209,622
Independent Power and Renewable Electricity Producers - 0.0%
Capital Power Corp 5.378% 1/25/2027	CAD	240,000	177,445
Multi-Utilities - 0.0%
CU Inc 3.548% 11/22/2047	CAD	280,000	167,934
EPCOR Utilities Inc 3.554% 11/27/2047	CAD	571,000	343,051
			510,985
TOTAL UTILITIES			3,026,517

TOTAL CANADA			26,541,577
CHINA - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
State Grid Overseas Investment BVI Ltd 0.797% 8/5/2026 (b)	EUR	160,000	185,436
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 2.75% 5/12/2026 (b)	EUR	153,000	178,358
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS 0.875% 12/2/2026 (b)	EUR	210,000	242,140
TOTAL CZECH REPUBLIC			420,498
DENMARK - 0.3%
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S 0.75% 6/9/2029 (b)(h)	EUR	270,000	300,817
Danske Bank A/S 4% 1/12/2027 (b)(h)	EUR	210,000	247,716
Danske Bank A/S 4.5% 11/9/2028 (b)(h)	EUR	110,000	134,095
Danske Bank A/S 4.625% 4/13/2027 (b)(h)	GBP	100,000	134,582
Jyske Bank A/S 0.25% 2/17/2028 (b)(h)	EUR	100,000	113,945
Jyske Bank A/S 2.875% 5/5/2029 (b)(h)	EUR	200,000	235,390
Nykredit Realkredit A/S 0.75% 1/20/2027	EUR	550,000	632,512
			1,799,057
Financial Services - 0.0%
Kommunekredit 0% 11/17/2029	EUR	240,000	254,460
Kommunekredit 0% 8/27/2030 (b)	EUR	130,000	134,627
Kommunekredit 0.125% 9/26/2040 (b)	EUR	100,000	72,642
			461,729
TOTAL FINANCIALS			2,260,786

Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk Finance Netherlands BV 3.375% 5/21/2034 (b)	EUR	240,000	283,494
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DSV Finance BV 3.375% 11/6/2032 (b)	EUR	200,000	236,492
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Orsted AS 2.125% 5/17/2027 (b)	GBP	104,000	133,992
Orsted AS 2.5% 5/16/2033 (b)	GBP	104,000	112,469
Orsted AS 5.125% 9/13/2034 (b)	GBP	290,000	368,226
			614,687
TOTAL DENMARK			3,395,459
FINLAND - 0.2%
Financials - 0.2%
Banks - 0.1%
Nordea Bank Abp 0.5% 3/19/2031 (b)	EUR	120,000	123,933
Nordea Bank Abp 0.625% 8/18/2031 (b)(h)	EUR	220,000	254,523
Nordea Bank Abp 2.5% 5/23/2029 (b)	EUR	244,000	284,150
Nordea Kiinnitysluottopankki Oyj 2.5% 9/14/2032 (b)	EUR	110,000	126,437
OP Mortgage Bank 0.01% 11/19/2030 (b)	EUR	180,000	184,172
			973,215
Capital Markets - 0.0%
Finnvera Oyj 2.875% 8/30/2029 (b)	EUR	200,000	237,632
Financial Services - 0.1%
Kuntarahoitus Oyj 0.25% 2/25/2032 (b)	EUR	140,000	140,392
Kuntarahoitus Oyj 2.75% 2/2/2034 (b)	EUR	110,000	126,906
Kuntarahoitus Oyj 5.125% 7/22/2027 (b)	GBP	120,000	164,103
OP Corporate Bank plc 0.1% 11/16/2027 (b)	EUR	130,000	145,201
OP Corporate Bank plc 1.375% 9/4/2026 (b)	GBP	160,000	209,319
			785,921
TOTAL FINLAND			1,996,768
FRANCE - 4.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Ile-de-France Mobilites 0.4% 5/28/2031 (b)	EUR	300,000	304,451
Ile-de-France Mobilites 3.7% 6/14/2038 (b)	EUR	100,000	114,050
Orange SA 0.75% 6/29/2034 (b)	EUR	600,000	564,095
Orange SA 8.125% 1/28/2033	EUR	70,000	107,680
			1,090,276
Media - 0.0%
Publicis Groupe SA 2.875% 6/12/2029 (b)	EUR	200,000	235,019
TOTAL COMMUNICATION SERVICES			1,325,295

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cie Generale des Etablissements Michelin SCA 0.25% 11/2/2032 (b)	EUR	200,000	192,333
Automobiles - 0.1%
RCI Banque SA 1.625% 5/26/2026 (b)	EUR	37,000	43,216
RCI Banque SA 4.875% 10/2/2029 (b)	EUR	270,000	334,777
			377,993
Textiles, Apparel & Luxury Goods - 0.0%
Kering SA 3.625% 3/11/2036 (b)	EUR	200,000	226,909
TOTAL CONSUMER DISCRETIONARY			797,235

Consumer Staples - 0.1%
Beverages - 0.0%
Pernod Ricard SA 3.625% 5/7/2034 (b)	EUR	100,000	118,031
Consumer Staples Distribution & Retail - 0.1%
Carrefour SA 3.75% 10/10/2030 (b)	EUR	200,000	240,672
Food Products - 0.0%
Danone SA 3.071% 9/7/2032 (b)	EUR	200,000	233,122
TOTAL CONSUMER STAPLES			591,825

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 1.491% 4/8/2027 (b)	EUR	100,000	115,931
Financials - 2.7%
Banks - 1.8%
Agence Francaise de Developpement EPIC 0.125% 9/29/2031 (b)	EUR	200,000	196,514
Arkea Public Sector SCF SA 0.875% 3/31/2028 (b)	EUR	200,000	225,810
Arkea Public Sector SCF SA 3.004% 1/27/2032 (b)	EUR	200,000	235,813
Banque Federative du Credit Mutuel SA 0.625% 11/19/2027 (b)	EUR	100,000	112,849
Banque Federative du Credit Mutuel SA 0.75% 1/17/2030 (b)	EUR	200,000	213,460
Banque Federative du Credit Mutuel SA 0.875% 12/7/2027 (b)	GBP	600,000	747,342
Banque Federative du Credit Mutuel SA 1% 7/16/2026 (b)	GBP	100,000	131,102
Banque Federative du Credit Mutuel SA 1.125% 11/19/2031 (b)	EUR	300,000	305,147
Banque Federative du Credit Mutuel SA 1.25% 5/26/2027 (b)	EUR	100,000	115,223
Banque Federative du Credit Mutuel SA 1.25% 6/3/2030 (b)	EUR	300,000	323,074
Banque Federative du Credit Mutuel SA 2.5% 5/25/2028 (b)	EUR	300,000	348,817
Banque Federative du Credit Mutuel SA 2.625% 11/6/2029 (b)	EUR	100,000	115,570
Banque Federative du Credit Mutuel SA 3.875% 6/16/2032 (b)(h)	EUR	200,000	238,165
Banque Federative du Credit Mutuel SA 4.375% 5/2/2030 (b)	EUR	100,000	123,132
Banque Federative du Credit Mutuel SA 4.75% 11/10/2031 (b)	EUR	500,000	628,597
BNP Paribas SA 0.5% 1/19/2030 (b)(h)	EUR	300,000	325,301
BNP Paribas SA 0.5% 2/19/2028 (b)(h)	EUR	400,000	456,821
BNP Paribas SA 0.625% 12/3/2032 (b)	EUR	100,000	96,886
BNP Paribas SA 0.875% 7/11/2030 (b)(h)	EUR	100,000	108,305
BNP Paribas SA 1.25% 7/13/2031 (b)	GBP	100,000	108,998
BNP Paribas SA 1.625% 7/2/2031 (b)	EUR	100,000	105,897
BNP Paribas SA 1.875% 12/14/2027 (b)	GBP	200,000	254,107
BNP Paribas SA 2% 5/24/2031 (b)(h)	GBP	200,000	264,030
BNP Paribas SA 2% 9/13/2036 (b)	GBP	100,000	95,183
BNP Paribas SA 2.5% 3/31/2032 (b)(h)	EUR	100,000	116,656
BNP Paribas SA 2.538% 7/13/2029 (h)	CAD	250,000	175,462
BNP Paribas SA 3.375% 1/23/2026 (b)	GBP	550,000	737,214
BNP Paribas SA 4.159% 8/28/2034 (b)(h)	EUR	200,000	239,858
BNP Paribas SA 4.75% 11/13/2032 (b)(h)	EUR	300,000	377,509
BPCE SA 0.25% 1/14/2031 (b)	EUR	200,000	203,028
BPCE SA 0.25% 1/15/2026 (b)	EUR	100,000	116,759
BPCE SA 0.5% 9/15/2027 (b)(h)	EUR	600,000	691,722
BPCE SA 0.75% 3/3/2031 (b)	EUR	200,000	206,633
BPCE SA 1% 1/14/2032 (b)	EUR	200,000	203,118
BPCE SA 1.375% 12/23/2026 (b)	GBP	100,000	129,724
BPCE SA 1.625% 1/31/2028 (b)	EUR	100,000	114,998
BPCE SA 2.25% 3/2/2032 (b)(h)	EUR	100,000	116,269
BPCE SA 2.5% 11/30/2032 (b)(h)	GBP	100,000	127,257
BPCE SA 4.125% 3/8/2033 (b)(h)	EUR	200,000	241,875
BPCE SA 5.75% 6/1/2033 (b)(h)	EUR	300,000	376,476
Carrefour Banque SA 4.079% 5/5/2027 (b)	EUR	100,000	119,541
Cie de Financement Foncier SA 0.01% 4/16/2029 (b)	EUR	1,000,000	1,073,147
Credit Agricole Home Loan SFH SA 0.05% 12/6/2029 (b)	EUR	200,000	210,988
Credit Agricole Home Loan SFH SA 1.5% 9/28/2038 (b)	EUR	300,000	278,338
Credit Agricole SA 0.375% 4/20/2028 (b)	EUR	100,000	110,958
Credit Agricole SA 0.5% 9/21/2029 (b)(h)	EUR	100,000	109,641
Credit Agricole SA 1.125% 7/12/2032 (b)	EUR	400,000	405,524
Credit Agricole SA 1.874% 12/9/2031 (b)(h)	GBP	200,000	259,430
Credit Agricole SA 2.625% 3/17/2027 (b)	EUR	107,000	125,703
Credit Agricole SA 3.75% 1/23/2031 (b)(h)	EUR	300,000	360,710
Credit Agricole SA 3.875% 11/28/2034 (b)	EUR	100,000	120,549
Credit Agricole SA 4% 1/18/2033 (b)	EUR	100,000	122,672
Credit Agricole SA 4.875% 10/23/2029 (b)	GBP	100,000	135,300
Credit Agricole SA 5.5% 8/28/2033 (b)(h)	EUR	200,000	249,984
Credit Mutuel Arkea SA 0.375% 10/3/2028 (b)	EUR	300,000	329,511
Credit Mutuel Arkea SA 0.875% 10/25/2031 (b)	EUR	200,000	203,249
HSBC Continental Europe SA 0.1% 9/3/2027 (b)	EUR	200,000	224,628
HSBC Continental Europe SA 1.375% 9/4/2028 (b)	EUR	300,000	341,522
La Banque Postale Home Loan SFH SA 2.75% 6/12/2032 (b)	EUR	300,000	348,978
La Banque Postale SA 0.75% 8/2/2032 (b)(h)	EUR	100,000	113,039
La Banque Postale SA 1% 2/9/2028 (b)(h)	EUR	400,000	460,002
La Banque Postale SA 5.625% 9/21/2028 (b)(h)	GBP	100,000	136,497
SFIL SA 0.25% 12/1/2031 (b)	EUR	200,000	197,254
SFIL SA 3.125% 9/17/2029 (b)	EUR	100,000	119,028
Societe Generale SA 0.875% 9/22/2028 (b)(h)	EUR	500,000	566,969
Societe Generale SA 0.875% 9/24/2029 (b)	EUR	100,000	108,025
Societe Generale SA 1% 11/24/2030 (h)	EUR	200,000	234,194
Societe Generale SA 1.125% 6/30/2031 (b)(h)	EUR	200,000	231,668
Societe Generale SA 1.25% 12/7/2027 (b)	GBP	300,000	376,539
Societe Generale SA 1.25% 6/12/2030 (b)	EUR	200,000	215,792
Societe Generale SA 4.25% 11/16/2032 (b)	EUR	100,000	125,050
Societe Generale SA 4.25% 12/6/2030 (b)(h)	EUR	200,000	244,283
Societe Generale SA 5.25% 9/6/2032 (b)(h)	EUR	200,000	244,908
Societe Generale SFH SA 3.125% 2/24/2026 (b)	EUR	1,000,000	1,178,583
			19,732,905
Capital Markets - 0.2%
Bpifrance SACA 0.05% 9/26/2029 (b)	EUR	600,000	634,296
Bpifrance SACA 0.25% 3/29/2030 (b)	EUR	100,000	105,020
Bpifrance SACA 0.625% 5/25/2026 (b)	EUR	200,000	232,491
Bpifrance SACA 2.125% 11/29/2027 (b)	EUR	200,000	234,007
Bpifrance SACA 3% 9/10/2026 (b)	EUR	500,000	591,402
			1,797,216
Financial Services - 0.6%
BPCE SFH SA 0.01% 10/16/2028 (b)	EUR	500,000	545,498
BPCE SFH SA 3.25% 6/26/2035 (b)	EUR	200,000	234,540
BPCE SFH SA 3.375% 6/27/2033 (b)	EUR	400,000	478,850
Caisse de Refinancement de l'Habitat SA 0.01% 10/8/2029 (b)	EUR	600,000	635,114
Caisse de Refinancement de l'Habitat SA 2.875% 3/25/2031 (b)	EUR	300,000	352,728
Caisse Francaise de Financement Local SA 0.125% 2/15/2036 (b)	EUR	900,000	758,811
Caisse Francaise de Financement Local SA 0.125% 6/30/2031 (b)	EUR	1,200,000	1,202,528
UNEDIC ASSEO 0% 11/25/2028 (b)	EUR	200,000	217,535
UNEDIC ASSEO 0.25% 11/25/2029 (b)	EUR	600,000	638,751
UNEDIC ASSEO 0.25% 7/16/2035 (b)	EUR	400,000	345,618
UNEDIC ASSEO 0.875% 5/25/2028 (b)	EUR	400,000	451,799
UNEDIC ASSEO 1.25% 10/21/2027 (b)	EUR	100,000	115,063
UNEDIC ASSEO 1.5% 4/20/2032 (b)	EUR	100,000	106,652
			6,083,487
Insurance - 0.1%
AXA SA 1.875% 7/10/2042 (b)(h)	EUR	253,000	266,732
AXA SA 3.375% 7/6/2047 (b)(h)	EUR	100,000	118,582
CNP Assurances SA 2.5% 6/30/2051 (b)(h)	EUR	100,000	111,212
Credit Agricole Assurances SA 1.5% 10/6/2031 (b)	EUR	100,000	104,685
Credit Agricole Assurances SA 2% 7/17/2030 (b)	EUR	100,000	110,758
La Mondiale SAM 0.75% 4/20/2026 (b)	EUR	100,000	116,422
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal 0.625% 6/21/2027 (b)	EUR	200,000	225,842
			1,054,233
TOTAL FINANCIALS			28,667,841

Industrials - 0.6%
Aerospace & Defense - 0.0%
Airbus SE 2.375% 6/9/2040 (b)	EUR	166,000	164,592
Building Products - 0.0%
Cie de Saint-Gobain SA 3.375% 4/8/2030 (b)	EUR	200,000	238,856
Cie de Saint-Gobain SA 3.875% 11/29/2030 (b)	EUR	200,000	243,715
			482,571
Construction & Engineering - 0.0%
Bouygues SA 0.5% 2/11/2030 (b)	EUR	100,000	105,907
Bouygues SA 2.25% 6/29/2029 (b)	EUR	100,000	115,157
Bouygues SA 4.625% 6/7/2032 (b)	EUR	100,000	126,545
			347,609
Electrical Equipment - 0.0%
Legrand SA 0.375% 10/6/2031 (b)	EUR	200,000	200,914
Ground Transportation - 0.4%
Ayvens SA 4% 7/5/2027 (b)	EUR	200,000	240,548
SNCF Reseau 0.875% 1/22/2029 (b)	EUR	1,000,000	1,107,698
SNCF Reseau 1.125% 5/19/2027 (b)	EUR	1,100,000	1,266,544
Societe Nationale SNCF SACA 0.625% 4/17/2030 (b)	EUR	500,000	532,125
Societe Nationale SNCF SACA 3.125% 11/2/2027 (b)	EUR	500,000	596,596
			3,743,511
Transportation Infrastructure - 0.2%
Aeroports de Paris SA 2.125% 10/2/2026 (b)	EUR	200,000	234,401
APRR SA 1.875% 1/6/2031 (b)	EUR	200,000	222,076
Autoroutes du Sud de la France SA 2.75% 9/2/2032 (b)	EUR	300,000	341,189
La Poste SA 1.375% 4/21/2032 (b)	EUR	400,000	418,513
			1,216,179
TOTAL INDUSTRIALS			6,155,376

Information Technology - 0.0%
IT Services - 0.0%
Capgemini SE 1.125% 6/23/2030 (b)	EUR	100,000	107,931
Materials - 0.0%
Chemicals - 0.0%
Arkema SA 0.75% 12/3/2029 (b)	EUR	100,000	108,558
Real Estate - 0.2%
Diversified REITs - 0.0%
ICADE 1.625% 2/28/2028 (b)	EUR	300,000	343,375
Office REITs - 0.0%
Gecina SA 1.375% 1/26/2028 (b)	EUR	200,000	228,968
Retail REITs - 0.2%
Klepierre SA 0.875% 2/17/2031 (b)	EUR	100,000	105,359
Unibail-Rodamco-Westfield SE 0.75% 10/25/2028 (b)	EUR	500,000	553,809
Unibail-Rodamco-Westfield SE 1% 2/27/2027 (b)	EUR	600,000	691,301
Unibail-Rodamco-Westfield SE 1.5% 5/29/2029 (b)	EUR	120,000	134,156
Unibail-Rodamco-Westfield SE 3.5% 9/11/2029 (b)	EUR	400,000	477,464
			1,962,089
TOTAL REAL ESTATE			2,534,432

Utilities - 0.3%
Electric Utilities - 0.1%
Coentreprise de Transport d'Electricite SA 1.5% 7/29/2028 (b)	EUR	100,000	113,355
Electricite de France SA 1% 11/29/2033 (b)	EUR	100,000	95,701
Electricite de France SA 2% 12/9/2049 (b)	EUR	400,000	283,375
Electricite de France SA 5.5% 1/25/2035 (b)	GBP	200,000	261,221
RTE Reseau de Transport d'Electricite SADIR 0% 9/9/2027 (b)	EUR	100,000	111,952
RTE Reseau de Transport d'Electricite SADIR 0.625% 7/8/2032 (b)	EUR	500,000	492,575
			1,358,179
Multi-Utilities - 0.2%
Engie SA 0.375% 10/26/2029 (b)	EUR	700,000	744,436
Engie SA 1.25% 10/24/2041 (b)	EUR	300,000	228,976
Engie SA 5.625% 4/3/2053 (b)	GBP	100,000	117,031
Veolia Environnement SA 0.664% 1/15/2031 (b)	EUR	100,000	103,622
Veolia Environnement SA 1.25% 4/15/2028 (b)	EUR	100,000	114,135
Veolia Environnement SA 1.25% 5/14/2035 (b)	EUR	100,000	94,935
Veolia Environnement SA 1.625% 9/17/2030 (b)	EUR	200,000	219,752
			1,622,887
Water Utilities - 0.0%
Suez SACA 1.875% 5/24/2027 (b)	EUR	100,000	115,909
Suez SACA 2.375% 5/24/2030 (b)	EUR	200,000	227,924
Suez SACA 4.625% 11/3/2028 (b)	EUR	100,000	123,247
			467,080
TOTAL UTILITIES			3,448,146

TOTAL FRANCE			43,852,570
GERMANY - 2.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom AG 3.125% 2/6/2034 (b)	GBP	60,000	70,474
Deutsche Telekom AG 3.25% 3/20/2036 (b)	EUR	180,000	207,844
			278,318
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (b)	EUR	100,000	117,320
Automobiles - 0.3%
BMW Finance NV 1.5% 2/6/2029 (b)	EUR	86,000	96,931
BMW Finance NV 3.25% 7/22/2030 (b)	EUR	350,000	418,709
BMW Finance NV 3.75% 11/20/2034 (b)	EUR	200,000	237,469
Mercedes-Benz Group AG 1.125% 8/8/2034 (b)	EUR	267,000	259,495
Mercedes-Benz Group AG 1.5% 7/3/2029 (b)	EUR	44,000	49,501
Mercedes-Benz Group AG 2.375% 5/22/2030 (b)	EUR	100,000	114,705
Mercedes-Benz International Finance BV 0.375% 11/8/2026 (b)	EUR	23,000	26,446
Mercedes-Benz International Finance BV 1.375% 6/26/2026 (b)	EUR	44,000	51,336
Mercedes-Benz International Finance BV 3.25% 9/15/2027 (b)	EUR	410,000	488,369
Volkswagen Financial Services NV 1.125% 7/5/2026 (b)	GBP	100,000	131,121
Volkswagen Financial Services NV 3.25% 4/13/2027 (b)	GBP	200,000	263,132
Volkswagen International Finance NV 1.625% 1/16/2030 (b)	EUR	45,000	49,862
Volkswagen International Finance NV 3.25% 11/18/2030 (b)	EUR	200,000	233,530
Volkswagen International Finance NV 4.125% 11/16/2038 (b)	EUR	200,000	232,032
			2,652,638
TOTAL CONSUMER DISCRETIONARY			2,769,958

Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 1.5% 9/25/2028 (b)	EUR	100,000	113,374
Financials - 1.9%
Banks - 0.4%
Commerzbank AG 0.01% 3/11/2030	EUR	183,000	191,963
Commerzbank AG 0.5% 12/4/2026 (b)	EUR	58,000	66,768
Commerzbank AG 1.25% 1/9/2034	EUR	58,000	59,822
Commerzbank AG 1.375% 12/29/2031 (b)(h)	EUR	300,000	346,565
Commerzbank AG 1.5% 8/28/2028 (b)	EUR	100,000	115,663
Commerzbank AG 1.875% 2/28/2028 (b)	EUR	100,000	115,866
Commerzbank AG 3.125% 6/6/2030 (b)(h)	EUR	200,000	235,458
Commerzbank AG 4.625% 3/21/2028 (b)(h)	EUR	300,000	362,883
Hamburg Commercial Bank AG 0.01% 1/19/2027 (b)	EUR	100,000	113,934
Hamburg Commercial Bank AG 4.875% 3/30/2027 (b)	EUR	270,000	326,917
Investitionsbank Berlin 0.01% 7/15/2027	EUR	500,000	564,247
Landesbank Baden-Wuerttemberg 0.25% 5/19/2033 (b)	EUR	1,020,000	982,386
Landesbank Baden-Wuerttemberg 0.375% 5/7/2029 (b)	EUR	100,000	107,588
Landesbank Baden-Wuerttemberg 3% 4/26/2027 (b)	EUR	200,000	237,572
Muenchener Hypothekenbank eG 1.875% 8/25/2032 (b)	EUR	60,000	66,347
NRW Bank 0.5% 6/17/2041 (b)	EUR	50,000	37,369
NRW Bank 0.875% 4/12/2034	EUR	387,000	384,197
UniCredit Bank GmbH 0.25% 1/15/2032 (b)	EUR	39,000	39,092
UniCredit Bank GmbH 0.375% 1/17/2033 (b)	EUR	200,000	196,072
UniCredit Bank GmbH 0.85% 5/22/2034 (b)	EUR	102,000	99,420
Volkswagen Bank GmbH 2.5% 7/31/2026 (b)	EUR	100,000	117,395
			4,767,524
Capital Markets - 0.2%
Deutsche Bank AG 0.75% 2/17/2027 (b)(h)	EUR	100,000	116,684
Deutsche Bank AG 1.625% 1/20/2027 (b)	EUR	700,000	812,232
Deutsche Bank AG 1.875% 2/23/2028 (b)(h)	EUR	200,000	232,420
Deutsche Bank AG 3.25% 5/24/2028 (b)(h)	EUR	100,000	118,554
Deutsche Bank AG 3.375% 2/13/2031 (b)(h)	EUR	200,000	235,891
Deutsche Bank AG 4% 6/24/2032 (b)(h)	EUR	100,000	118,845
Deutsche Bank AG 4.125% 4/4/2030 (b)(h)	EUR	200,000	242,710
Deutsche Boerse AG 0.125% 2/22/2031 (b)	EUR	100,000	102,265
Deutsche Boerse AG 1.5% 4/4/2032 (b)	EUR	100,000	107,217
			2,086,818
Consumer Finance - 0.1%
Volkswagen Financial Services AG 0.375% 2/12/2030 (b)	EUR	70,000	73,176
Volkswagen Financial Services AG 0.875% 1/31/2028 (b)	EUR	630,000	708,308
Volkswagen Financial Services AG 3.375% 4/6/2028 (b)	EUR	32,000	38,100
			819,584
Financial Services - 1.1%
Aareal Bank AG 0.01% 2/1/2028 (b)	EUR	100,000	111,190
Aareal Bank AG 0.05% 9/2/2026 (b)	EUR	100,000	114,812
DZ HYP AG 0.5% 6/16/2026 (b)	EUR	1,200,000	1,392,337
Free and Hanseatic City of Hamburg 0.25% 2/18/2041 (b)	EUR	190,000	138,058
KfW 0% 9/15/2028 (b)	EUR	442,000	486,035
KfW 0% 9/17/2030 (b)	EUR	261,000	271,522
KfW 0% 9/30/2026 (b)	EUR	273,000	314,033
KfW 0.01% 5/5/2027 (b)	EUR	38,000	43,184
KfW 0.05% 9/29/2034 (b)	EUR	1,284,000	1,174,363
KfW 0.125% 12/30/2026 (b)	GBP	1,064,000	1,364,688
KfW 0.625% 1/7/2028	EUR	1,834,000	2,080,261
KfW 0.625% 2/22/2027	EUR	283,000	325,795
KfW 0.75% 12/7/2027 (b)	GBP	320,000	401,386
KfW 0.75% 6/28/2028	EUR	72,000	81,264
KfW 0.875% 7/4/2039 (b)	EUR	110,000	96,236
KfW 0.875% 9/15/2026 (b)	GBP	43,000	56,145
KfW 1.375% 2/2/2028 (b)	SEK	310,000	32,274
KfW 2.625% 1/10/2034 (b)	EUR	420,000	485,786
KfW 2.875% 12/28/2029 (b)	EUR	740,000	884,566
KfW 3.2% 9/11/2026	AUD	118,000	77,693
Landwirtschaftliche Rentenbank 0.05% 1/31/2031 (b)	EUR	480,000	493,235
Landwirtschaftliche Rentenbank 0.05% 12/18/2029 (b)	EUR	42,000	44,645
Landwirtschaftliche Rentenbank 0.875% 12/15/2026 (b)	GBP	19,000	24,619
Landwirtschaftliche Rentenbank 2.6% 3/23/2027 (b)	AUD	60,000	39,045
Landwirtschaftliche Rentenbank 4% 1/19/2028	AUD	350,000	232,362
Volkswagen Leasing GmbH 0.625% 7/19/2029 (b)	EUR	50,000	53,833
Volkswagen Leasing GmbH 4% 4/11/2031 (b)	EUR	290,000	350,504
			11,169,871
Insurance - 0.1%
Allianz Finance II BV 1.5% 1/15/2030 (b)	EUR	200,000	224,463
Allianz SE 1.301% 9/25/2049 (b)(h)	EUR	200,000	218,081
Allianz SE 4.252% 7/5/2052 (b)(h)	EUR	200,000	241,969
Hannover Rueck SE 1.75% 10/8/2040 (b)(h)	EUR	100,000	109,190
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.25% 5/26/2041 (b)(h)	EUR	200,000	208,648
			1,002,351
TOTAL FINANCIALS			19,846,148

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer AG 1.375% 7/6/2032 (b)	EUR	300,000	307,893
Industrials - 0.3%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.375% 7/3/2033 (b)	EUR	100,000	120,632
Electrical Equipment - 0.1%
Eurogrid GmbH 3.598% 2/1/2029 (b)	EUR	600,000	721,891
Ground Transportation - 0.1%
Deutsche Bahn AG 0.375% 12/3/2026 (b)	GBP	214,000	275,807
Deutsche Bahn AG 0.625% 12/8/2050 (b)	EUR	144,000	82,183
Deutsche Bahn AG 0.625% 4/15/2036 (b)	EUR	260,000	232,102
Deutsche Bahn AG 0.875% 6/23/2039 (b)	EUR	198,000	164,683
Deutsche Bahn AG 1.875% 2/13/2026 (b)	GBP	171,000	228,036
			982,811
Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschappij NV 0.125% 9/5/2029 (b)	EUR	24,000	25,975
Siemens Financieringsmaatschappij NV 1.75% 2/28/2039 (b)	EUR	23,000	21,982
Siemens Financieringsmaatschappij NV 3% 11/22/2028 (b)	EUR	500,000	596,099
Siemens Financieringsmaatschappij NV 3% 9/8/2033 (b)	EUR	100,000	116,987
Siemens Financieringsmaatschappij NV 3.125% 5/22/2032 (b)	EUR	200,000	237,076
Siemens Financieringsmaatschappij NV 3.625% 2/24/2043 (b)	EUR	100,000	112,680
			1,110,799
Machinery - 0.0%
Traton Finance Luxembourg SA 4.5% 11/23/2026 (b)	EUR	200,000	239,571
TOTAL INDUSTRIALS			3,175,704

Materials - 0.0%
Chemicals - 0.0%
BASF SE 4.25% 3/8/2032 (b)	EUR	200,000	248,520
Construction Materials - 0.0%
Heidelberg Materials Finance Luxembourg SA 4.875% 11/21/2033 (b)	EUR	100,000	128,013
TOTAL MATERIALS			376,533

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown SA 0.375% 4/15/2027 (b)	EUR	200,000	226,051
Aroundtown SA 1.45% 7/9/2028 (b)	EUR	100,000	112,593
Grand City Properties SA 1.375% 8/3/2026 (b)	EUR	400,000	464,241
LEG Immobilien SE 0.375% 1/17/2026 (b)	EUR	100,000	116,758
LEG Immobilien SE 0.875% 1/17/2029 (b)	EUR	200,000	218,878
LEG Immobilien SE 0.875% 11/28/2027 (b)	EUR	100,000	112,893
Vonovia SE 0.625% 10/7/2027 (b)	EUR	200,000	225,873
Vonovia SE 0.75% 9/1/2032 (b)	EUR	100,000	97,559
Vonovia SE 1% 6/16/2033 (b)	EUR	400,000	385,580
			1,960,426
Utilities - 0.2%
Electric Utilities - 0.1%
Amprion GmbH 3.45% 9/22/2027 (b)	EUR	100,000	119,043
Amprion GmbH 3.971% 9/22/2032 (b)	EUR	200,000	243,731
E.ON International Finance BV 1.5% 7/31/2029 (b)	EUR	115,000	129,286
E.ON International Finance BV 5.75% 2/14/2033 (b)	EUR	130,000	176,330
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(h)	EUR	100,000	110,973
EnBW International Finance BV 0.5% 3/1/2033 (b)	EUR	391,000	377,961
EnBW International Finance BV 3.625% 11/22/2026 (b)	EUR	260,000	309,423
			1,466,747
Independent Power and Renewable Electricity Producers - 0.0%
RWE AG 2.75% 5/24/2030 (b)	EUR	120,000	140,330
Multi-Utilities - 0.1%
E.ON SE 0.25% 10/24/2026 (b)	EUR	69,000	79,294
E.ON SE 0.35% 2/28/2030 (b)	EUR	190,000	202,158
E.ON SE 0.75% 2/20/2028 (b)	EUR	99,000	111,647
E.ON SE 0.875% 10/18/2034 (b)	EUR	117,000	112,969
E.ON SE 0.875% 8/20/2031 (b)	EUR	200,000	207,998
E.ON SE 3.5% 1/12/2028 (b)	EUR	140,000	168,018
E.ON SE 4.125% 3/25/2044 (b)	EUR	110,000	128,214
			1,010,298
TOTAL UTILITIES			2,617,375

TOTAL GERMANY			31,445,729
HONG KONG - 0.0%
Financials - 0.0%
Banks - 0.0%
Hongkong & Shanghai Banking Corp Ltd-The-/Sydney 5.1% 3/3/2028 (b)	AUD	250,000	169,041
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC 4.625% 7/23/2029 (b)(h)	EUR	250,000	307,943
Bank of Ireland Group PLC 0.375% 5/10/2027 (b)(h)	EUR	140,000	162,505
Bank of Ireland Group PLC 1.375% 8/11/2031 (b)(h)	EUR	100,000	116,320
			586,768
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 1.5% 9/15/2027 (b)	EUR	100,000	115,226
Utilities - 0.0%
Electric Utilities - 0.0%
ESB Finance DAC 1.125% 6/11/2030 (b)	EUR	135,000	145,721
ESB Finance DAC 4% 10/3/2028 (b)	EUR	250,000	303,813
			449,534
TOTAL IRELAND			1,151,528
ITALY - 0.8%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 3.625% 5/19/2027 (b)	EUR	100,000	119,589
Eni SpA 4.25% 5/19/2033 (b)	EUR	120,000	148,050
			267,639
Financials - 0.4%
Banks - 0.4%
Credit Agricole Italia SpA 0.375% 1/20/2032 (b)	EUR	200,000	199,330
Credit Agricole Italia SpA 3.5% 1/15/2030 (b)	EUR	300,000	363,390
Iccrea Banca SpA 4% 11/8/2027 (b)	EUR	140,000	169,552
Intesa Sanpaolo SpA 0.75% 3/16/2028 (b)	EUR	360,000	404,542
Intesa Sanpaolo SpA 2.5% 1/15/2030 (b)	GBP	100,000	122,825
Intesa Sanpaolo SpA 4.875% 5/19/2030 (b)	EUR	200,000	253,976
Intesa Sanpaolo SpA 5.125% 8/29/2031 (b)	EUR	100,000	129,828
Mediobanca Banca di Credito Finanziario SpA 2.375% 6/30/2027 (b)	EUR	160,000	187,716
Mediobanca Banca di Credito Finanziario SpA 4.625% 2/7/2029 (b)(h)	EUR	200,000	244,378
Mediobanca Banca di Credito Finanziario SpA 4.75% 3/14/2028 (b)(h)	EUR	100,000	120,954
UniCredit SpA 0.85% 1/19/2031 (b)	EUR	140,000	146,698
UniCredit SpA 2.2% 7/22/2027 (b)(h)	EUR	490,000	574,843
UniCredit SpA 2.731% 1/15/2032 (b)(h)	EUR	400,000	468,502
UniCredit SpA 4.3% 1/23/2031 (b)(h)	EUR	230,000	283,144
UniCredit SpA 4.45% 2/16/2029 (b)(h)	EUR	320,000	389,707
			4,059,385
Insurance - 0.0%
Generali 1.713% 6/30/2032 (b)	EUR	100,000	104,518
Generali 2.124% 10/1/2030 (b)	EUR	130,000	146,164
Generali 5.5% 10/27/2047 (b)(h)	EUR	100,000	123,434
			374,116
TOTAL FINANCIALS			4,433,501

Industrials - 0.1%
Ground Transportation - 0.0%
Ferrovie dello Stato Italiane SpA 1.125% 7/9/2026 (b)	EUR	230,000	267,454
Transportation Infrastructure - 0.1%
Autostrade per l'Italia SpA 1.875% 9/26/2029 (b)	EUR	460,000	520,709
Autostrade per l'Italia SpA 2% 12/4/2028 (b)	EUR	200,000	228,884
			749,593
TOTAL INDUSTRIALS			1,017,047

Utilities - 0.3%
Electric Utilities - 0.2%
Enel Finance International NV 0.375% 6/17/2027 (b)	EUR	220,000	249,620
Enel Finance International NV 0.75% 6/17/2030 (b)	EUR	110,000	116,707
Enel Finance International NV 2.875% 4/11/2029 (b)	GBP	636,000	806,693
Enel Finance International NV 4% 2/20/2031 (b)	EUR	410,000	503,069
Terna - Rete Elettrica Nazionale 0.375% 6/23/2029 (b)	EUR	120,000	129,075
Terna - Rete Elettrica Nazionale 1.375% 7/26/2027 (b)	EUR	150,000	172,951
			1,978,115
Gas Utilities - 0.0%
Italgas SpA 1% 12/11/2031 (b)	EUR	110,000	112,854
Snam SpA 0.75% 6/20/2029 (b)	EUR	420,000	457,819
			570,673
Multi-Utilities - 0.1%
A2A SpA 0.625% 7/15/2031 (b)	EUR	140,000	142,202
ACEA SpA 1.5% 6/8/2027 (b)	EUR	217,000	250,646
Hera SpA 0.875% 7/5/2027 (b)	EUR	190,000	216,723
			609,571
TOTAL UTILITIES			3,158,359

TOTAL ITALY			8,876,546
JAPAN - 0.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 0.18% 12/19/2025	JPY	200,000,000	1,350,438
NTT Finance Corp 3.678% 7/16/2033 (b)	EUR	210,000	250,297
			1,600,735
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Toyota Finance Corp 0.37% 10/13/2026	JPY	100,000,000	671,579
Consumer Staples - 0.0%
Tobacco - 0.0%
JT International Financial Services BV 2.375% 4/7/2081 (b)(h)	EUR	120,000	140,307
Financials - 0.1%
Banks - 0.1%
Development Bank of Japan Inc 3.125% 4/13/2028 (b)	EUR	140,000	167,259
Mizuho Financial Group Inc 0.797% 4/15/2030 (b)	EUR	470,000	500,735
Mizuho Financial Group Inc 1.412% 7/13/2033	JPY	12,000,000	76,196
Sumitomo Mitsui Financial Group Inc 0.632% 10/23/2029 (b)	EUR	210,000	225,843
			970,033
Consumer Finance - 0.0%
Toyota Motor Finance Netherlands BV 3.5% 1/13/2028 (b)	EUR	300,000	359,338
TOTAL FINANCIALS			1,329,371

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2% 7/9/2040	EUR	157,000	141,604
Industrials - 0.0%
Ground Transportation - 0.0%
East Japan Railway Co 1.104% 9/15/2039 (b)	EUR	160,000	133,694
East Japan Railway Co 1.162% 9/15/2028 (b)	GBP	210,000	257,168
			390,862
TOTAL JAPAN			4,274,458
LUXEMBOURG - 0.2%
Financials - 0.0%
Capital Markets - 0.0%
JAB Holdings BV 1% 7/14/2031 (b)	EUR	100,000	104,273
JAB Holdings BV 2.5% 6/25/2029 (b)	EUR	100,000	115,537
			219,810
Real Estate - 0.2%
Industrial REITs - 0.1%
Prologis International Funding II SA 1.75% 3/15/2028 (b)	EUR	514,000	592,719
Real Estate Management & Development - 0.1%
Blackstone Property Partners Europe Holdings Sarl 1.25% 4/26/2027 (b)	EUR	313,000	359,898
CBRE Open-Ended Funds SCA SICAV-SIF 0.5% 1/27/2028 (b)	EUR	200,000	222,502
Logicor Financing Sarl 1.625% 7/15/2027 (b)	EUR	290,000	333,495
SELP Finance Sarl 1.5% 11/20/2025 (b)	EUR	100,000	117,217
SELP Finance Sarl 1.5% 12/20/2026 (b)	EUR	260,000	301,034
			1,334,146
TOTAL REAL ESTATE			1,926,865

TOTAL LUXEMBOURG			2,146,675
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 0.75% 6/26/2027	EUR	100,000	113,767
America Movil SAB de CV 2.125% 3/10/2028	EUR	200,000	232,283
			346,050
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos Mexicanos 4.75% 2/26/2029 (b)	EUR	100,000	118,109
TOTAL MEXICO			464,159
MULTI-NATIONAL - 1.5%
Financials - 1.5%
Banks - 1.1%
African Development Bank 0.125% 10/7/2026	EUR	41,000	47,163
African Development Bank 0.875% 5/24/2028	EUR	87,000	98,356
African Development Bank 1.1% 12/16/2026	AUD	260,000	166,550
Asian Development Bank 1.125% 12/15/2025	GBP	32,000	42,778
Asian Development Bank 3.3% 8/8/2028 (b)	AUD	55,000	35,805
Asian Development Bank 3.875% 7/22/2027	GBP	310,000	415,691
Asian Development Bank 4.65% 2/16/2027	CAD	700,000	517,433
Council Of Europe Development Bank 0% 4/9/2027 (b)	EUR	33,000	37,501
Council Of Europe Development Bank 1% 4/13/2029 (b)	EUR	210,000	234,543
European Investment Bank 0% 6/17/2027	EUR	215,000	243,696
European Investment Bank 0% 9/9/2030 (b)	EUR	309,000	321,070
European Investment Bank 0.01% 5/15/2041 (b)	EUR	330,000	228,643
European Investment Bank 0.05% 10/13/2034 (b)	EUR	1,677,000	1,528,767
European Investment Bank 0.05% 11/15/2029 (b)	EUR	2,750,000	2,933,581
European Investment Bank 0.125% 6/20/2029 (b)	EUR	578,000	625,442
European Investment Bank 0.375% 4/14/2026 (b)	EUR	413,000	480,612
European Investment Bank 0.75% 7/15/2027	AUD	340,000	213,362
European Investment Bank 1% 4/14/2032 (b)	EUR	736,000	778,083
European Investment Bank 1% 9/21/2026 (b)	GBP	226,000	295,325
European Investment Bank 1.125% 4/13/2033 (b)	EUR	265,000	276,670
European Investment Bank 1.75% 11/12/2026 (b)	SEK	240,000	25,403
European Investment Bank 3.625% 1/12/2032 (b)	GBP	550,000	710,089
Inter-American Development Bank 1.25% 12/15/2025	GBP	308,000	411,827
Inter-American Development Bank 3.15% 6/26/2029	AUD	120,000	76,949
Inter-American Development Bank 3.875% 2/15/2029	GBP	130,000	173,354
International Development Association 0% 7/15/2031 (b)	EUR	110,000	110,608
International Development Association 0.7% 1/17/2042 (b)	EUR	297,000	228,506
International Development Association 4.75% 10/14/2031 (b)	GBP	230,000	315,027
			11,572,834
Financial Services - 0.4%
International Bank for Reconstruction & Development 0% 1/15/2027	EUR	1,828,000	2,088,660
International Bank for Reconstruction & Development 0.01% 4/24/2028	EUR	687,000	761,819
International Bank for Reconstruction & Development 1% 12/21/2029	GBP	248,000	293,390
International Bank for Reconstruction & Development 1.2% 8/8/2034	EUR	403,000	409,751
International Bank for Reconstruction & Development 1.25% 12/13/2028	GBP	100,000	123,147
International Bank for Reconstruction & Development 3.3% 8/14/2028	AUD	210,000	136,750
International Bank for Reconstruction & Development 3.45% 9/13/2038	EUR	140,000	166,059
International Finance Corp 3.15% 6/26/2029 (b)	AUD	90,000	57,825
International Finance Corp 4.5% 10/2/2028	GBP	370,000	503,002
			4,540,403
TOTAL FINANCIALS			16,113,237

Industrials - 0.0%
Ground Transportation - 0.0%
EUROFIMA 0.15% 10/10/2034 (b)	EUR	191,000	172,451
TOTAL MULTI-NATIONAL			16,285,688
NETHERLANDS - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 7/3/2031 (b)	EUR	100,000	121,918
Consumer Staples - 0.0%
Beverages - 0.0%
Heineken NV 1.75% 5/7/2040 (b)	EUR	160,000	144,807
Consumer Staples Distribution & Retail - 0.0%
Koninklijke Ahold Delhaize NV 0.375% 3/18/2030 (b)	EUR	120,000	127,123
Food Products - 0.0%
JDE Peet's NV 0.5% 1/16/2029 (b)	EUR	130,000	141,054
TOTAL CONSUMER STAPLES			412,984

Financials - 1.2%
Banks - 1.1%
ABN AMRO Bank NV 0.375% 1/14/2035 (b)	EUR	200,000	184,398
ABN AMRO Bank NV 0.5% 9/23/2029 (b)	EUR	300,000	321,549
ABN AMRO Bank NV 0.6% 1/15/2027 (b)	EUR	300,000	344,473
ABN AMRO Bank NV 1.375% 1/12/2037 (b)	EUR	400,000	387,199
ABN AMRO Bank NV 4.5% 11/21/2034 (b)	EUR	100,000	127,159
BNG Bank NV 0% 1/20/2031 (b)	EUR	120,000	122,654
BNG Bank NV 0.75% 1/24/2029 (b)	EUR	2,384,000	2,654,855
BNG Bank NV 3.3% 7/17/2028 (b)	AUD	1,267,000	823,284
Cooperatieve Rabobank UA 0.25% 10/30/2026 (b)	EUR	500,000	574,482
Cooperatieve Rabobank UA 0.625% 2/25/2033 (b)	EUR	100,000	97,586
Cooperatieve Rabobank UA 1.125% 5/7/2031 (b)	EUR	100,000	105,585
Cooperatieve Rabobank UA 1.25% 3/23/2026 (b)	EUR	79,000	92,358
Cooperatieve Rabobank UA 1.875% 7/12/2028 (b)(h)	GBP	200,000	257,277
Cooperatieve Rabobank UA 3.202% 5/6/2036 (b)	EUR	400,000	474,184
ING Bank NV 3% 5/21/2034 (b)	EUR	300,000	352,911
ING Groep NV 0.25% 2/1/2030 (b)(h)	EUR	200,000	215,112
ING Groep NV 0.25% 2/18/2029 (b)(h)	EUR	500,000	554,190
ING Groep NV 1% 11/16/2032 (b)(h)	EUR	500,000	566,020
ING Groep NV 2.125% 5/26/2031 (b)(h)	EUR	400,000	468,367
ING Groep NV 3% 2/18/2026 (b)	GBP	100,000	133,689
ING Groep NV 3.5% 9/3/2030 (b)(h)	EUR	300,000	358,559
ING Groep NV 4.75% 5/23/2034 (b)(h)	EUR	200,000	254,398
ING Groep NV 4.875% 11/14/2027 (b)(h)	EUR	200,000	241,136
Nationale-Nederlanden Bank NV/The Netherlands 1% 9/25/2028 (b)	EUR	700,000	786,682
Nederlandse Waterschapsbank NV 0.75% 10/4/2041 (b)	EUR	748,000	576,834
Nederlandse Waterschapsbank NV 3.3% 5/2/2029 (b)	AUD	40,000	25,755
			11,100,696
Financial Services - 0.0%
EXOR NV 1.75% 1/18/2028 (b)	EUR	170,000	195,433
Insurance - 0.1%
ASR Nederland NV 3.375% 5/2/2049 (b)(h)	EUR	100,000	117,541
NN Group NV 4.625% 1/13/2048 (b)(h)	EUR	180,000	218,691
			336,232
TOTAL FINANCIALS			11,632,361

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Koninklijke Philips NV 2.125% 11/5/2029 (b)	EUR	110,000	125,640
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Royal Schiphol Group NV 2% 4/6/2029 (b)	EUR	117,000	134,019
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV 0.625% 9/27/2026 (b)	EUR	110,000	126,692
CTP NV 0.75% 2/18/2027 (b)	EUR	108,000	123,536
CTP NV 1.25% 6/21/2029 (b)	EUR	220,000	241,770
			491,998
Utilities - 0.1%
Electric Utilities - 0.1%
Enexis Holding NV 0.75% 7/2/2031 (b)	EUR	100,000	103,462
Tennet Netherlands BV 0.875% 6/16/2035 (b)	EUR	574,000	548,363
			651,825
Multi-Utilities - 0.0%
Stedin Holding NV 0% 11/16/2026 (b)	EUR	117,000	133,794
TOTAL UTILITIES			785,619

TOTAL NETHERLANDS			13,704,539
NEW ZEALAND - 0.1%
Financials - 0.1%
Banks - 0.1%
Westpac Securities NZ Ltd/London 0.01% 6/8/2028 (b)	EUR	998,000	1,096,421
NORWAY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA 0.75% 5/31/2026 (b)	EUR	100,000	116,304
Telenor ASA 1.125% 5/31/2029 (b)	EUR	157,000	174,450
			290,754
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.375% 5/22/2032 (b)	EUR	241,000	253,073
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 3.125% 9/21/2027 (b)(h)	EUR	170,000	201,220
DNB Bank ASA 4% 8/17/2027 (b)(h)	GBP	100,000	134,069
DNB Bank ASA 4.625% 11/1/2029 (b)(h)	EUR	200,000	247,926
SpareBank 1 Boligkreditt AS 0.01% 9/22/2027 (b)	EUR	1,151,000	1,293,341
			1,876,556
Capital Markets - 0.0%
Kommunalbanken AS 0.6% 6/1/2026	AUD	500,000	323,793
TOTAL FINANCIALS			2,200,349

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
DNB Boligkreditt AS 2.625% 1/28/2030 (b)	EUR	460,000	540,894
TOTAL NORWAY			3,285,070
PORTUGAL - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander Totta SA 3.25% 2/15/2031 (b)	EUR	100,000	120,109
Banco Santander Totta SA 3.375% 4/19/2028 (b)	EUR	400,000	480,859
			600,968
Utilities - 0.0%
Electric Utilities - 0.0%
EDP Finance BV 1.875% 9/21/2029 (b)	EUR	100,000	113,187
TOTAL PORTUGAL			714,155
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglo American Capital PLC 3.75% 6/15/2029 (b)	EUR	260,000	313,245
SPAIN - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Emisiones SA 0.664% 2/3/2030 (b)	EUR	300,000	319,669
Telefonica Emisiones SA 1.93% 10/17/2031 (b)	EUR	300,000	328,231
			647,900
Financials - 0.4%
Banks - 0.4%
Banco Bilbao Vizcaya Argentaria SA 4.375% 10/14/2029 (b)	EUR	300,000	374,148
Banco Bilbao Vizcaya Argentaria SA 5.75% 9/15/2033 (b)(h)	EUR	300,000	377,517
Banco Santander SA 0.2% 2/11/2028 (b)	EUR	300,000	334,095
Banco Santander SA 0.5% 3/24/2027 (b)(h)	EUR	100,000	116,410
Banco Santander SA 1.375% 1/5/2026 (b)	EUR	300,000	351,488
Banco Santander SA 2.125% 2/8/2028 (b)	EUR	100,000	116,338
Banco Santander SA 3.25% 4/2/2029 (b)(h)	EUR	300,000	356,554
Banco Santander SA 3.5% 1/9/2030 (b)(h)	EUR	300,000	359,771
Banco Santander SA 3.75% 1/9/2034 (b)	EUR	200,000	241,249
Banco Santander SA 5.125% 1/25/2030 (b)	GBP	100,000	136,912
Banco Santander SA 5.75% 8/23/2033 (b)(h)	EUR	100,000	125,168
CaixaBank SA 0.5% 2/9/2029 (b)(h)	EUR	400,000	447,202
CaixaBank SA 0.75% 5/26/2028 (b)(h)	EUR	300,000	342,365
CaixaBank SA 1.5% 12/3/2026 (b)(h)	GBP	200,000	267,652
CaixaBank SA 5% 7/19/2029 (b)(h)	EUR	100,000	124,404
CaixaBank SA 5.375% 11/14/2030 (b)(h)	EUR	200,000	256,653
CaixaBank SA 6.25% 2/23/2033 (b)(h)	EUR	300,000	376,912
			4,704,838
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA 2.375% 9/27/2027 (b)	EUR	400,000	467,015
Information Technology - 0.1%
Communications Equipment - 0.1%
Cellnex Finance Co SA 1% 9/15/2027 (b)	EUR	400,000	455,835
Cellnex Finance Co SA 3.625% 1/24/2029 (b)	EUR	200,000	240,253
			696,088
Utilities - 0.1%
Electric Utilities - 0.0%
Iberdrola Finanzas SA 3.375% 11/22/2032 (b)	EUR	200,000	237,374
Gas Utilities - 0.1%
Naturgy Finance Iberia SA 1.25% 1/15/2026 (b)	EUR	200,000	234,150
Naturgy Finance Iberia SA 1.5% 1/29/2028 (b)	EUR	100,000	114,625
			348,775
TOTAL UTILITIES			586,149

TOTAL SPAIN			7,101,990
SWEDEN - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB 0.125% 11/27/2030 (b)	EUR	310,000	315,985
Financials - 1.1%
Banks - 0.8%
Lansforsakringar Hypotek AB 1.5% 9/16/2026 (b)	SEK	5,600,000	592,259
Lansforsakringar Hypotek AB 3.75% 9/30/2030 (b)	SEK	4,000,000	444,598
Nordea Hypotek AB 0.5% 9/16/2026 (b)	SEK	15,200,000	1,591,953
Skandinaviska Enskilda Banken AB 0.625% 11/12/2029 (b)	EUR	200,000	214,124
Skandinaviska Enskilda Banken AB 0.75% 11/15/2027 (b)	EUR	100,000	113,661
Skandinaviska Enskilda Banken AB 1.75% 11/11/2026 (b)	EUR	210,000	245,223
Skandinaviska Enskilda Banken AB 3% 11/6/2028 (b)	SEK	4,000,000	432,184
Skandinaviska Enskilda Banken AB 3.25% 5/4/2028 (b)	EUR	250,000	299,677
Skandinaviska Enskilda Banken AB 3.75% 2/7/2028 (b)	EUR	160,000	193,018
Stadshypotek AB 0.375% 3/13/2026 (b)	EUR	500,000	582,557
Stadshypotek AB 2% 9/1/2028 (b)	SEK	10,000,000	1,050,976
Svenska Handelsbanken AB 0.5% 2/18/2030 (b)	EUR	200,000	211,899
Svenska Handelsbanken AB 1.375% 2/23/2029 (b)	EUR	110,000	123,287
Sveriges Sakerstallda Obligationer AB 2% 6/17/2026 (b)	SEK	11,000,000	1,168,832
Sveriges Sakerstallda Obligationer AB 3.5% 6/14/2028 (b)	SEK	8,000,000	875,209
Swedbank AB 0.3% 5/20/2027 (b)(h)	EUR	240,000	278,194
Swedbank AB 2.1% 5/25/2027 (b)	EUR	108,000	126,294
			8,543,945
Financial Services - 0.3%
Danske Hypotek AB 3.5% 12/15/2027 (b)	SEK	8,000,000	872,385
Investor AB 1.5% 9/12/2030 (b)	EUR	220,000	241,828
Kommuninvest I Sverige AB 1% 11/12/2026 (b)	SEK	6,710,000	705,344
Swedbank Hypotek AB 3% 10/29/2030 (b)	SEK	2,800,000	300,901
Swedbank Hypotek AB 3% 3/28/2029 (b)	SEK	1,900,000	205,279
Swedbank Hypotek AB 3.125% 7/5/2028 (b)	EUR	390,000	466,154
			2,791,891
TOTAL FINANCIALS			11,335,836

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Akelius Residential Property Financing BV 1% 1/17/2028 (b)	EUR	100,000	112,382
Balder Finland Oyj 1% 1/18/2027 (b)	EUR	260,000	298,662
Fastighets AB Balder 1.25% 1/28/2028 (b)	EUR	108,000	122,074
Heimstaden Bostad Treasury BV 1.375% 7/24/2028 (b)	EUR	135,000	150,957
Samhallsbyggnadsbolaget i Norden AB 2.25% 8/12/2027 (b)(i)	EUR	108,000	104,850
			788,925
Utilities - 0.0%
Electric Utilities - 0.0%
Vattenfall AB 0.125% 2/12/2029 (b)	EUR	108,000	116,911
TOTAL SWEDEN			12,557,657
SWITZERLAND - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom Finance BV 0.375% 11/14/2028 (b)	EUR	590,000	648,318
Financials - 0.8%
Banks - 0.3%
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0% 3/13/2028 (b)	CHF	600,000	749,319
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0% 7/25/2031 (b)	CHF	340,000	414,283
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.1% 12/3/2031 (b)	CHF	795,000	971,695
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.125% 3/23/2032 (b)	CHF	1,000,000	1,220,774
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.5% 11/24/2028 (b)	CHF	40,000	50,554
UBS AG/Australia 5.808% 11/24/2028 (b)	AUD	90,000	62,245
			3,468,870
Capital Markets - 0.2%
UBS AG/London 0.25% 9/1/2028 (b)	EUR	390,000	428,689
UBS Group AG 0.65% 1/14/2028 (b)(h)	EUR	100,000	114,615
UBS Group AG 1% 6/24/2027 (b)(h)	EUR	150,000	174,351
UBS Group AG 2.125% 11/15/2029 (b)(h)	GBP	130,000	162,427
UBS Group AG 2.875% 4/2/2032 (b)(h)	EUR	420,000	483,620
UBS Group AG 7.75% 3/1/2029 (b)(h)	EUR	260,000	340,296
			1,703,998
Financial Services - 0.3%
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0% 10/26/2029 (b)	CHF	50,000	61,834
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0% 8/26/2049 (b)	CHF	520,000	511,525
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0.125% 12/19/2031 (b)	CHF	1,270,000	1,556,676
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0.125% 3/19/2031 (b)	CHF	460,000	566,212
			2,696,247
Insurance - 0.0%
Argentum Netherlands BV for Zurich Insurance Co Ltd 2.75% 2/19/2049 (b)(h)	EUR	120,000	138,747
Zurich Finance Ireland Designated Activity Co 1.625% 6/17/2039 (b)	EUR	100,000	93,408
			232,155
TOTAL FINANCIALS			8,101,270

Industrials - 0.0%
Building Products - 0.0%
ABB Finance BV 0% 1/19/2030 (b)	EUR	130,000	135,543
Materials - 0.0%
Construction Materials - 0.0%
Holcim Finance Luxembourg SA 0.5% 4/23/2031 (b)	EUR	130,000	132,164
TOTAL SWITZERLAND			9,017,295
UNITED KINGDOM - 1.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 3.75% 5/13/2031 (b)	EUR	270,000	326,653
Media - 0.0%
Informa PLC 1.25% 4/22/2028 (b)	EUR	250,000	283,276
WPP Finance SA 4.125% 5/30/2028 (b)	EUR	170,000	205,805
			489,081
Wireless Telecommunication Services - 0.1%
CK Hutchison Group Telecom Finance SA 1.125% 10/17/2028 (b)	EUR	100,000	111,781
Vodafone International Financing DAC 3.75% 12/2/2034 (b)	EUR	330,000	391,514
			503,295
TOTAL COMMUNICATION SERVICES			1,319,029

Consumer Staples - 0.1%
Beverages - 0.0%
CCEP Finance Ireland DAC 0.875% 5/6/2033 (b)	EUR	210,000	206,915
Diageo Finance PLC 3.125% 2/28/2031 (b)	EUR	270,000	318,754
			525,669
Household Products - 0.0%
Reckitt Benckiser Treasury Services Nederland BV 0.75% 5/19/2030 (b)	EUR	110,000	118,040
Personal Care Products - 0.0%
Unilever Finance Netherlands BV 3.5% 2/15/2037 (b)	EUR	170,000	199,726
Tobacco - 0.1%
BAT International Finance PLC 2.25% 6/26/2028 (b)	GBP	240,000	303,207
BAT Netherlands Finance BV 3.125% 4/7/2028 (b)	EUR	100,000	118,999
BAT Netherlands Finance BV 5.375% 2/16/2031 (b)	EUR	110,000	141,607
			563,813
TOTAL CONSUMER STAPLES			1,407,248

Financials - 0.9%
Banks - 0.5%
Barclays PLC 0.577% 8/9/2029 (b)(h)	EUR	300,000	331,203
Barclays PLC 1.106% 5/12/2032 (b)(h)	EUR	110,000	114,552
Barclays PLC 1.125% 3/22/2031 (b)(h)	EUR	230,000	268,117
Barclays PLC 3.25% 1/17/2033	GBP	299,000	348,895
HSBC Holdings PLC 3% 5/29/2030 (h)	GBP	130,000	164,322
HSBC Holdings PLC 3% 7/22/2028 (h)	GBP	110,000	144,102
HSBC Holdings PLC 3.313% 5/13/2030 (b)(h)	EUR	230,000	272,908
HSBC Holdings PLC 3.445% 9/25/2030 (b)(h)	EUR	200,000	238,018
HSBC Holdings PLC 3.755% 5/20/2029 (b)(h)	EUR	210,000	252,455
HSBC Holdings PLC 6.364% 11/16/2032 (b)(h)	EUR	270,000	338,899
HSBC Holdings PLC 8.201% 11/16/2034 (b)(h)	GBP	150,000	222,312
Lloyds Bank PLC 0.125% 9/23/2029 (b)	EUR	100,000	106,418
Lloyds Banking Group PLC 1.985% 12/15/2031 (h)	GBP	104,000	135,993
Lloyds Banking Group PLC 2% 4/12/2028 (b)(h)	GBP	140,000	181,294
Lloyds Banking Group PLC 3.5% 11/6/2030 (b)(h)	EUR	210,000	251,673
Lloyds Banking Group PLC 5.802% 3/17/2029 (h)	AUD	100,000	68,105
NatWest Group PLC 1.043% 9/14/2032 (b)(h)	EUR	230,000	261,213
NatWest Group PLC 3.575% 9/12/2032 (b)(h)	EUR	240,000	286,036
NatWest Group PLC 4.771% 2/16/2029 (b)(h)	EUR	120,000	147,515
NatWest Markets PLC 6.375% 11/8/2027 (b)	GBP	280,000	390,752
Santander UK Group Holdings PLC 7.098% 11/16/2027 (b)(h)	GBP	110,000	151,873
Santander UK PLC 0.05% 1/12/2027 (b)	EUR	200,000	228,368
Standard Chartered PLC 0.8% 11/17/2029 (b)(h)	EUR	110,000	121,161
Standard Chartered PLC 0.85% 1/27/2028 (b)(h)	EUR	107,000	122,953
			5,149,137
Capital Markets - 0.0%
London Stock Exchange Group PLC 1.75% 9/19/2029 (b)	EUR	110,000	123,694
Consumer Finance - 0.1%
Motability Operations Group PLC 1.5% 1/20/2041 (b)	GBP	220,000	162,305
Motability Operations Group PLC 3.5% 7/17/2031 (b)	EUR	330,000	391,475
			553,780
Financial Services - 0.2%
Clarion Funding PLC 1.25% 11/13/2032 (b)	GBP	120,000	124,432
LCR Finance PLC 5.1% 3/7/2051	GBP	93,000	115,548
M&G PLC 5.625% 10/20/2051 (b)(h)	GBP	104,000	138,175
Nationwide Building Society 0.625% 3/25/2027 (b)	EUR	903,000	1,035,592
Nationwide Building Society 3% 3/3/2030 (b)	EUR	320,000	376,721
Nationwide Building Society 6.178% 12/7/2027 (b)(h)	GBP	110,000	150,639
			1,941,107
Insurance - 0.1%
Aviva PLC 6.875% 11/27/2053 (b)(h)	GBP	100,000	142,670
Legal & General Group PLC 5.125% 11/14/2048 (b)(h)	GBP	100,000	134,704
Pension Insurance Corp PLC 5.625% 9/20/2030 (b)	GBP	100,000	135,202
Phoenix Group Holdings PLC 5.867% 6/13/2029 (b)	GBP	100,000	136,957
			549,533
TOTAL FINANCIALS			8,317,251

Health Care - 0.0%
Pharmaceuticals - 0.0%
GlaxoSmithKline Capital PLC 1.625% 5/12/2035 (b)	GBP	140,000	137,704
Industrials - 0.1%
Commercial Services & Supplies - 0.0%
AA Bond Co Ltd 7.375% 7/31/2050 (b)	GBP	120,000	169,341
AA Bond Co Ltd 8.45% 7/31/2050 (b)	GBP	130,000	186,092
			355,433
Transportation Infrastructure - 0.1%
Gatwick Funding Ltd 2.5% 4/15/2032 (b)	GBP	220,000	267,923
Heathrow Funding Ltd 2.625% 3/16/2028 (b)	GBP	440,000	558,814
Heathrow Funding Ltd 3.661% 1/13/2033 (b)	CAD	215,000	154,110
			980,847
TOTAL INDUSTRIALS			1,336,280

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Land Securities Capital Markets PLC 2.375% 3/29/2029 (b)	GBP	160,000	208,110
London & Quadrant Housing Trust 2% 3/31/2032 (b)	GBP	112,000	124,587
Segro Capital Sarl 1.25% 3/23/2026 (b)	EUR	160,000	186,912
			519,609
Utilities - 0.4%
Electric Utilities - 0.1%
National Grid Electricity Distribution South West PLC 2.375% 5/16/2029 (b)	GBP	250,000	311,401
National Grid Electricity Transmission PLC 0.823% 7/7/2032 (b)	EUR	140,000	139,641
National Grid Electricity Transmission PLC 1.375% 9/16/2026 (b)	GBP	200,000	261,666
NIE Finance PLC 2.5% 10/27/2025 (b)	GBP	200,000	268,604
South Eastern Power Networks PLC 1.75% 9/30/2034 (b)	GBP	100,000	100,304
			1,081,616
Multi-Utilities - 0.1%
Cadent Finance PLC 3.125% 3/21/2040 (b)	GBP	100,000	95,003
National Grid PLC 0.163% 1/20/2028 (b)	EUR	220,000	244,610
National Grid PLC 0.25% 9/1/2028 (b)	EUR	130,000	142,601
National Grid PLC 2.179% 6/30/2026 (b)	EUR	430,000	504,367
National Grid PLC 3.875% 1/16/2029 (b)	EUR	220,000	266,307
			1,252,888
Water Utilities - 0.2%
Northumbrian Water Finance PLC 5.5% 10/2/2037 (b)	GBP	100,000	126,840
Severn Trent Utilities Finance PLC 2.625% 2/22/2033 (b)	GBP	100,000	112,640
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (b)	GBP	100,000	125,937
SW Finance I PLC 1.625% 3/30/2027 (b)	GBP	150,000	188,998
SW Finance I PLC 2.375% 5/28/2028 (b)	GBP	200,000	246,024
United Utilities Water Finance PLC 0.875% 10/28/2029 (b)	GBP	200,000	231,506
Yorkshire Water Finance PLC 1.75% 10/27/2032 (b)	GBP	220,000	228,221
			1,260,166
TOTAL UTILITIES			3,594,670

TOTAL UNITED KINGDOM			16,631,791
UNITED STATES - 4.1%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T Inc 0.25% 3/4/2026	EUR	100,000	116,404
AT&T Inc 2.05% 5/19/2032	EUR	370,000	402,141
AT&T Inc 2.9% 12/4/2026	GBP	2,720,000	3,591,943
Verizon Communications Inc 1.125% 9/19/2035	EUR	220,000	203,263
Verizon Communications Inc 1.3% 5/18/2033	EUR	120,000	120,686
Verizon Communications Inc 2.1% 5/6/2026 (b)	AUD	200,000	130,809
Verizon Communications Inc 3.375% 10/27/2036	GBP	486,000	528,757
			5,094,003
Entertainment - 0.0%
Netflix Inc 3.625% 6/15/2030 (b)	EUR	100,000	121,383
Media - 0.0%
Comcast Corp 1.875% 2/20/2036	GBP	405,000	390,950
Wireless Telecommunication Services - 0.0%
T-Mobile USA Inc 3.15% 2/11/2032	EUR	240,000	279,927
TOTAL COMMUNICATION SERVICES			5,886,263

Consumer Discretionary - 0.2%
Automobiles - 0.1%
General Motors Financial Co Inc 3.9% 1/12/2028 (b)	EUR	100,000	120,443
Stellantis NV 2.75% 4/1/2032 (b)	EUR	200,000	216,518
Stellantis NV 3.375% 11/19/2028 (b)	EUR	350,000	414,239
			751,200
Hotels, Restaurants & Leisure - 0.1%
Booking Holdings Inc 4.125% 5/12/2033	EUR	430,000	529,473
Booking Holdings Inc 4.5% 11/15/2031	EUR	150,000	188,823
McDonald's Corp 1.6% 3/15/2031 (b)	EUR	200,000	217,087
			935,383
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp 0.25% 2/25/2028	EUR	606,000	652,102
TOTAL CONSUMER DISCRETIONARY			2,338,685

Consumer Staples - 0.4%
Beverages - 0.1%
Coca-Cola Co/The 0.375% 3/15/2033	EUR	906,000	868,607
PepsiCo Inc 0.4% 10/9/2032	EUR	250,000	245,163
			1,113,770
Consumer Staples Distribution & Retail - 0.2%
Mondelez International Holdings Netherlands BV 0.25% 9/9/2029 (b)	EUR	310,000	331,056
Mondelez International Holdings Netherlands BV 0.875% 10/1/2031 (b)	EUR	110,000	113,054
Nestle Finance International Ltd 0% 6/14/2026 (b)	EUR	540,000	624,323
Nestle Finance International Ltd 0.25% 6/14/2029 (b)	EUR	120,000	130,486
Nestle Finance International Ltd 1.25% 11/2/2029 (b)	EUR	30,000	33,521
Nestle Finance International Ltd 3% 1/23/2031 (b)	EUR	200,000	237,604
Nestle Finance International Ltd 3.25% 1/23/2037 (b)	EUR	190,000	218,597
Nestle Holdings Inc 1.375% 6/23/2033 (b)	GBP	120,000	126,474
			1,815,115
Food Products - 0.0%
General Mills Inc 3.907% 4/13/2029	EUR	210,000	254,672
Household Products - 0.0%
Procter & Gamble Co/The 1.8% 5/3/2029	GBP	381,000	474,822
Tobacco - 0.1%
Altria Group Inc 2.2% 6/15/2027	EUR	398,000	464,968
Altria Group Inc 3.125% 6/15/2031	EUR	174,000	201,934
Philip Morris International Inc 1.45% 8/1/2039	EUR	100,000	84,896
Philip Morris International Inc 2% 5/9/2036	EUR	210,000	206,793
			958,591
TOTAL CONSUMER STAPLES			4,616,970

Energy - 0.1%
Energy Equipment & Services - 0.0%
Schlumberger Finance BV 2% 5/6/2032 (b)	EUR	230,000	250,682
Oil, Gas & Consumable Fuels - 0.1%
BP Capital Markets BV 0.933% 12/4/2040 (b)	EUR	290,000	216,296
BP Capital Markets PLC 1.637% 6/26/2029 (b)	EUR	100,000	112,966
Shell International Finance BV 0.5% 11/8/2031 (b)	EUR	310,000	313,195
			642,457
TOTAL ENERGY			893,139

Financials - 1.5%
Banks - 0.3%
Bank of America Corp 0.694% 3/22/2031 (b)(h)	EUR	486,000	514,416
Bank of America Corp 1.667% 6/2/2029 (b)(h)	GBP	100,000	124,870
Citigroup Inc 4.112% 9/22/2033 (b)(h)	EUR	220,000	269,594
John Deere Bank SA 3.3% 10/15/2029 (b)	EUR	200,000	239,513
JPMorgan Chase & Co 0.389% 2/24/2028 (b)(h)	EUR	792,000	903,432
JPMorgan Chase & Co 1.001% 7/25/2031 (b)(h)	EUR	100,000	107,200
JPMorgan Chase & Co 1.638% 5/18/2028 (b)(h)	EUR	210,000	243,235
JPMorgan Chase & Co 3.588% 1/23/2036 (b)(h)	EUR	220,000	258,073
Wells Fargo & Co 2.125% 9/24/2031 (b)	GBP	350,000	406,340
			3,066,673
Capital Markets - 0.2%
Athene Global Funding 0.832% 1/8/2027 (b)	EUR	140,000	160,706
Goldman Sachs Group Inc/The 0.75% 3/23/2032 (b)	EUR	170,000	171,452
Goldman Sachs Group Inc/The 1% 3/18/2033 (b)	EUR	70,000	70,079
Goldman Sachs Group Inc/The 1.25% 2/7/2029 (b)	EUR	50,000	55,943
Goldman Sachs Group Inc/The 1.875% 12/16/2030 (b)	GBP	100,000	117,030
Goldman Sachs Group Inc/The 2% 11/1/2028 (b)	EUR	51,000	58,886
Goldman Sachs Group Inc/The 3.125% 7/25/2029 (b)	GBP	27,000	34,353
Morgan Stanley 0.495% 10/26/2029 (h)	EUR	100,000	109,566
Morgan Stanley 1.102% 4/29/2033 (h)	EUR	493,000	502,445
Morgan Stanley 5.789% 11/18/2033 (h)	GBP	170,000	238,026
Nasdaq Inc 0.875% 2/13/2030	EUR	100,000	107,520
			1,626,006
Consumer Finance - 0.1%
Ford Credit Canada Co/Canada 4.222% 1/10/2028	CAD	300,000	214,990
Ford Motor Credit Co LLC 2.33% 11/25/2025	EUR	100,000	117,378
Ford Motor Credit Co LLC 4.867% 8/3/2027	EUR	320,000	387,473
Ford Motor Credit Co LLC 6.125% 5/15/2028	EUR	130,000	162,923
General Motors Financial of Canada Ltd 3.15% 2/8/2027	CAD	200,000	143,786
			1,026,550
Financial Services - 0.7%
Berkshire Hathaway Inc 2.15% 3/15/2028	EUR	797,000	929,609
CRH SMW Finance DAC 4% 7/11/2031 (b)	EUR	120,000	146,972
DH Europe Finance II Sarl 0.2% 3/18/2026	EUR	2,894,000	3,367,226
DH Europe Finance II Sarl 0.75% 9/18/2031	EUR	456,000	469,190
DH Europe Finance II Sarl 1.35% 9/18/2039	EUR	192,000	167,062
Fidelity National Information Services Inc 1.5% 5/21/2027	EUR	758,000	874,823
Fiserv Inc 1.625% 7/1/2030	EUR	210,000	230,418
Upjohn Finance BV 1.362% 6/23/2027 (b)	EUR	460,000	527,642
			6,712,942
Insurance - 0.2%
Chubb INA Holdings LLC 1.55% 3/15/2028	EUR	639,000	732,290
Marsh & McLennan Cos Inc 1.349% 9/21/2026	EUR	768,000	889,807
Metropolitan Life Global Funding I 0.5% 5/25/2029 (b)	EUR	100,000	108,395
Metropolitan Life Global Funding I 1.625% 10/12/2028 (b)	GBP	110,000	136,321
Metropolitan Life Global Funding I 2.45% 1/12/2029 (b)	CAD	230,000	162,225
New York Life Global Funding 0.125% 7/23/2030 (b)	CHF	215,000	262,822
New York Life Global Funding 1.25% 12/17/2026 (b)	GBP	290,000	376,825
			2,668,685
TOTAL FINANCIALS			15,100,856

Health Care - 0.4%
Health Care Equipment & Supplies - 0.2%
Becton Dickinson Euro Finance Sarl 1.208% 6/4/2026	EUR	1,553,000	1,810,843
Medtronic Global Holdings SCA 1.75% 7/2/2049	EUR	227,000	167,156
Thermo Fisher Scientific Finance I BV 1.625% 10/18/2041	EUR	150,000	126,552
			2,104,551
Health Care Providers & Services - 0.1%
McKesson Corp 3.125% 2/17/2029	GBP	573,000	738,072
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc 1.875% 10/1/2049	EUR	106,000	79,729
Pharmaceuticals - 0.1%
Johnson & Johnson 3.2% 6/1/2032	EUR	260,000	310,278
MSD Netherlands Capital BV 3.7% 5/30/2044	EUR	100,000	112,627
Pfizer Netherlands International Finance BV 3.25% 5/19/2032	EUR	220,000	259,799
Roche Finance Europe BV 3.227% 5/3/2030 (b)	EUR	380,000	457,611
			1,140,315
TOTAL HEALTH CARE			4,062,667

Industrials - 0.1%
Aerospace & Defense - 0.0%
GE Aerospace 2.125% 5/17/2037	EUR	230,000	232,276
Air Freight & Logistics - 0.1%
FedEx Corp 0.95% 5/4/2033	EUR	371,000	358,949
Building Products - 0.0%
Carrier Global Corp 4.125% 5/29/2028	EUR	260,000	316,510
Electrical Equipment - 0.0%
Schneider Electric SE 3% 1/10/2031 (b)	EUR	300,000	354,473
Industrial Conglomerates - 0.0%
Honeywell International Inc 0.75% 3/10/2032	EUR	150,000	151,290
Machinery - 0.0%
Illinois Tool Works Inc 1% 6/5/2031	EUR	100,000	105,106
TOTAL INDUSTRIALS			1,518,604

Information Technology - 0.2%
IT Services - 0.1%
DXC Technology Co 1.75% 1/15/2026	EUR	914,000	1,071,582
IBM Corporation 1.2% 2/11/2040	EUR	272,000	225,330
			1,296,912
Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc 0.5% 11/15/2031	EUR	911,000	938,630
TOTAL INFORMATION TECHNOLOGY			2,235,542

Materials - 0.2%
Chemicals - 0.2%
Air Products and Chemicals Inc 0.5% 5/5/2028	EUR	1,223,000	1,364,782
Dow Chemical Co/The 1.875% 3/15/2040	EUR	232,000	197,108
Linde PLC 0.375% 9/30/2033 (b)	EUR	200,000	190,651
PPG Industries Inc 0.875% 11/3/2025	EUR	744,000	872,433
			2,624,974
Real Estate - 0.3%
Diversified REITs - 0.2%
Digital Dutch Finco BV 1.5% 3/15/2030 (b)	EUR	100,000	109,104
Digital Intrepid Holding BV 0.625% 7/15/2031 (b)	EUR	280,000	280,603
Equinix Europe 2 Financing Corp LLC 3.25% 3/15/2031	EUR	210,000	245,727
WPC Eurobond BV 2.25% 4/9/2026	EUR	870,000	1,018,908
			1,654,342
Industrial REITs - 0.1%
Prologis Euro Finance LLC 1.875% 1/5/2029	EUR	440,000	501,876
Prologis LP 2.25% 6/30/2029	GBP	619,000	767,979
			1,269,855
Retail REITs - 0.0%
Realty Income Corp 1.75% 7/13/2033	GBP	413,000	429,490
Specialized REITs - 0.0%
American Tower Corp 1% 1/15/2032	EUR	140,000	142,699
Public Storage Operating Co 0.875% 1/24/2032	EUR	245,000	248,465
			391,164
TOTAL REAL ESTATE			3,744,851

Utilities - 0.1%
Electric Utilities - 0.0%
Duke Energy Corp 3.1% 6/15/2028	EUR	220,000	260,599
Gas Utilities - 0.1%
National Grid North America Inc 3.247% 11/25/2029 (b)	EUR	470,000	558,149
TOTAL UTILITIES			818,748

TOTAL UNITED STATES			43,841,299
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $254,127,685)			261,133,834

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
FRANCE - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
TotalEnergies SE 2% (b)(h)(j)	EUR	1,020,000	1,190,756
TotalEnergies SE 2.125% (b)(h)(j)	EUR	160,000	167,827
			1,358,583
Utilities - 0.0%
Multi-Utilities - 0.0%
Engie SA 1.5% (b)(h)(j)	EUR	300,000	340,798
Veolia Environnement SA 1.625% (b)(h)(j)	EUR	100,000	115,716
			456,514
TOTAL FRANCE			1,815,097
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 4.625% (b)(h)(j)	EUR	300,000	361,760
ITALY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 3.375% (b)(h)(j)	EUR	220,000	263,194
Utilities - 0.1%
Electric Utilities - 0.1%
Enel SpA 1.375% (b)(h)(j)	EUR	430,000	488,540
Enel SpA 6.375% (b)(h)(j)	EUR	100,000	127,582
			616,122
TOTAL ITALY			879,316
SPAIN - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol International Finance BV 4.247% (b)(h)(j)	EUR	200,000	248,470
Utilities - 0.1%
Electric Utilities - 0.1%
Iberdrola Finanzas SA 1.575% (b)(h)(j)	EUR	300,000	345,767
Iberdrola International BV 1.825% (b)(h)(j)	EUR	100,000	110,191
			455,958
TOTAL SPAIN			704,428
UNITED KINGDOM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(h)(j)	GBP	216,000	293,498
TOTAL PREFERRED SECURITIES (Cost $3,537,091)			4,054,099

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $2,045,068)	4.21	2,044,659	2,045,068

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $1,081,426,368)	1,054,317,852
NET OTHER ASSETS (LIABILITIES) - 1.7%	18,528,772
NET ASSETS - 100.0%	1,072,846,624

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	19	12/8/2025	2,627,982	183	183
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	7	12/29/2025	855,195	4,637	4,637

TOTAL FUTURES CONTRACTS					4,820
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	60,109,000	USD	39,551,722	Bank of America NA	10/2/2025	222,403
AUD	85,000	USD	55,948	Bank of America NA	10/2/2025	296
CAD	1,085,298	USD	779,534	State Street Bank & Trust Co	10/1/2025	302
CAD	288,000	USD	207,327	Goldman Sachs Bank USA	10/2/2025	(386)
CAD	100,750,005	USD	72,409,088	JPMorgan Chase Bank NA	10/2/2025	(15,609)
CHF	11,785,000	USD	14,784,845	Goldman Sachs Bank USA	10/2/2025	19,501
CHF	173,660	USD	218,086	Morgan Stanley Capital Services LLC	10/2/2025	66
CLP	795,759,000	USD	840,739	Bank of America NA	10/2/2025	(13,056)
CZK	87,110,000	USD	4,203,269	Canadian Imperial Bank of Commerce	10/2/2025	(2,078)
CZK	36,000	USD	1,738	Goldman Sachs Bank USA	10/2/2025	(2)
DKK	59,003,000	USD	9,272,754	HSBC Bank USA NA	10/2/2025	7,292
DKK	29,292,000	USD	4,616,004	Brown Brothers Harriman & Co.	11/4/2025	2,346
EUR	562,793,000	USD	661,506,892	Bank of America NA	10/2/2025	(759,770)
EUR	737,000	USD	865,414	Goldman Sachs Bank USA	10/2/2025	(139)
EUR	618,000	USD	724,274	Goldman Sachs Bank USA	10/2/2025	1,289
EUR	7,987,000	USD	9,373,711	JPMorgan Chase Bank NA	10/2/2025	3,426
EUR	630,000	USD	735,051	State Street Bank & Trust Co	10/2/2025	4,600
GBP	71,481,000	USD	95,998,983	Bank of America NA	10/2/2025	135,813
GBP	1,422,000	USD	1,911,836	Bank of America NA	10/2/2025	611
GBP	1,008,000	USD	1,355,555	JPMorgan Chase Bank NA	10/2/2025	104
GBP	419,000	USD	566,190	State Street Bank & Trust Co	10/2/2025	(2,677)
HKD	915,584	USD	117,649	Canadian Imperial Bank of Commerce	10/2/2025	6
HUF	307,227,000	USD	919,553	Bank of America NA	10/2/2025	5,318
HUF	57,855,000	USD	173,355	Goldman Sachs Bank USA	10/2/2025	811
IDR	122,359,900,000	USD	7,330,452	Bank of America NA	10/2/2025	11,877
ILS	4,000	USD	1,207	Goldman Sachs Bank USA	10/3/2025	0
ILS	7,409,000	USD	2,210,229	State Street Bank & Trust Co	10/3/2025	26,654
JPY	20,035,700,000	USD	134,847,893	JPMorgan Chase Bank NA	10/2/2025	633,731
JPY	92,800,000	USD	633,781	JPMorgan Chase Bank NA	10/2/2025	(6,266)
JPY	247,700,000	USD	1,680,082	JPMorgan Chase Bank NA	11/4/2025	1,143
KRW	32,371,800,000	USD	23,069,983	Bank of America NA	10/2/2025	(20,205)
MXN	120,209,000	USD	6,543,550	Bank of America NA	10/2/2025	20,405
MXN	2,992,000	USD	162,273	Bank of America NA	10/2/2025	1,104
MXN	25,000	USD	1,364	Canadian Imperial Bank of Commerce	10/2/2025	1
MXN	1,470,000	USD	78,308	Goldman Sachs Bank USA	10/2/2025	1,961
MYR	33,986,000	USD	8,059,284	Goldman Sachs Bank USA	10/2/2025	16,278
MYR	33,986,000	USD	8,063,108	Goldman Sachs Bank USA	10/2/2025	12,453
NOK	28,592,000	USD	2,866,395	HSBC Bank USA NA	10/2/2025	(1,336)
NOK	15,941,000	USD	1,596,666	Bank of America NA	11/4/2025	1,039
NZD	7,982,000	USD	4,617,787	HSBC Bank USA NA	10/2/2025	9,778
PEN	4,564,000	USD	1,305,119	Bank of America NA	10/2/2025	9,379
PLN	21,967,000	USD	6,024,160	Canadian Imperial Bank of Commerce	10/2/2025	19,613
PLN	372,000	USD	102,353	Goldman Sachs Bank USA	10/2/2025	(5)
RON	7,578,000	USD	1,746,305	Goldman Sachs Bank USA	10/2/2025	3,244
SEK	120,585,000	USD	12,808,978	Bank of America NA	10/2/2025	(408)
SEK	2,100,000	USD	223,317	Bank of America NA	10/2/2025	(255)
SGD	98,441	USD	76,301	Brown Brothers Harriman & Co.	10/2/2025	13
SGD	7,304,831	USD	5,663,538	HSBC Bank USA NA	10/2/2025	(659)
THB	100,000,000	USD	3,102,411	JPMorgan Chase Bank NA	10/2/2025	(20,272)
THB	157,862,000	USD	4,874,992	JPMorgan Chase Bank NA	10/2/2025	(9,466)
USD	503,600	AUD	772,000	Bank of America NA	10/2/2025	(7,232)
USD	30,535,820	AUD	46,688,000	Bank of America NA	10/2/2025	(357,630)
USD	7,850,274	AUD	11,984,000	Canadian Imperial Bank of Commerce	10/2/2025	(79,539)
USD	499,373	AUD	750,000	JPMorgan Chase Bank NA	10/2/2025	3,098
USD	39,692,736	AUD	60,296,000	Bank of America NA	11/4/2025	(224,783)
USD	92,697	CAD	128,000	BNP Paribas SA	10/2/2025	723
USD	15,207,023	CAD	21,191,000	Bank of America NA	10/2/2025	(19,678)
USD	92,893	CAD	128,000	Bank of America NA	10/2/2025	920
USD	57,928,109	CAD	79,619,000	JPMorgan Chase Bank NA	10/2/2025	718,222
USD	1,331,096	CAD	1,849,000	BNP Paribas SA	11/4/2025	231
USD	72,709,277	CAD	101,007,000	JPMorgan Chase Bank NA	11/4/2025	6,911
USD	782,028	CAD	1,087,000	State Street Bank & Trust Co	11/4/2025	(368)
USD	3,072,872	CHF	2,450,000	BNP Paribas SA	10/2/2025	(4,824)
USD	11,693,042	CHF	9,335,000	Goldman Sachs Bank USA	10/2/2025	(33,608)
USD	14,812,622	CHF	11,761,000	Goldman Sachs Bank USA	11/4/2025	(23,677)
USD	339,166	CHF	269,000	Morgan Stanley Capital Services LLC	11/4/2025	(173)
USD	819,947	CLP	795,759,000	Goldman Sachs Bank USA	10/2/2025	(7,735)
USD	4,148,490	CZK	87,146,000	HSBC Bank USA NA	10/2/2025	(54,437)
USD	5,865,641	DKK	37,397,000	BNP Paribas SA	10/2/2025	(16,194)
USD	4,603,682	DKK	29,281,582	Brown Brothers Harriman & Co.	10/2/2025	(1,752)
USD	3,024,030	DKK	19,282,000	HSBC Bank USA NA	10/2/2025	(8,661)
USD	368,450	DKK	2,324,000	JPMorgan Chase Bank NA	10/2/2025	2,930
USD	9,299,930	DKK	59,042,000	HSBC Bank USA NA	11/4/2025	(8,981)
USD	2,893,496	EUR	2,457,000	Bank of America NA	10/2/2025	8,855
USD	2,911,699	EUR	2,497,000	Bank of America NA	10/2/2025	(19,904)
USD	556,387	EUR	475,000	Bank of America NA	10/2/2025	(1,286)
USD	4,986,801	EUR	4,214,000	Brown Brothers Harriman & Co.	10/2/2025	39,355
USD	488,802,566	EUR	417,548,000	Royal Bank of Canada	10/2/2025	(1,419,664)
USD	161,111,742	EUR	137,630,000	Royal Bank of Canada	10/2/2025	(472,759)
USD	663,449,259	EUR	563,325,000	Bank of America NA	11/4/2025	684,747
USD	1,890,546	EUR	1,606,000	JPMorgan Chase Bank NA	11/4/2025	1,051
USD	9,421,855	EUR	8,012,000	JPMorgan Chase Bank NA	11/4/2025	(4,443)
USD	75,511,234	GBP	55,816,000	Bank of America NA	10/2/2025	444,296
USD	92,412	GBP	69,000	Bank of America NA	10/2/2025	(386)
USD	22,845,979	GBP	17,041,000	Canadian Imperial Bank of Commerce	10/2/2025	(72,462)
USD	2,544,180	GBP	1,892,000	Bank of America NA	11/4/2025	(815)
USD	96,269,921	GBP	71,671,000	Bank of America NA	11/4/2025	(137,236)
USD	118,661	HKD	924,000	Canadian Imperial Bank of Commerce	10/2/2025	(75)
USD	118,430	HKD	921,000	Canadian Imperial Bank of Commerce	11/4/2025	(17)
USD	1,069,177	HUF	364,095,000	HSBC Bank USA NA	10/2/2025	(26,888)
USD	2,959	HUF	987,000	Royal Bank of Canada	10/2/2025	(12)
USD	686,181	IDR	11,457,094,548	CITIGROUP GLOBAL MKTS INC (ID)	10/1/2025	(1,313)
USD	712,488	IDR	11,896,346,716	CITIGROUP GLOBAL MKTS INC (ID)	10/1/2025	(1,364)
USD	125,980	IDR	2,103,470,948	CITIGROUP GLOBAL MKTS INC (ID)	10/1/2025	(241)
USD	1,539,868	IDR	25,726,426,756	CITIGROUP GLOBAL MKTS INC (ID)	10/1/2025	(3,872)
USD	7,441,911	IDR	122,359,900,000	Bank of America NA	10/2/2025	99,583
USD	2,228,970	ILS	7,413,000	Canadian Imperial Bank of Commerce	10/3/2025	(9,120)
USD	1,178,065	JPY	173,300,000	Bank of America NA	10/2/2025	6,208
USD	421,893	JPY	62,400,000	Bank of America NA	10/2/2025	(57)
USD	243,212	JPY	35,650,000	Brown Brothers Harriman & Co.	10/2/2025	2,146
USD	33,119,546	JPY	4,950,350,000	Canadian Imperial Bank of Commerce	10/2/2025	(354,776)
USD	1,811,940	JPY	268,068,866	JPMorgan Chase Bank NA	10/2/2025	(745)
USD	101,764,988	JPY	14,906,800,000	JPMorgan Chase Bank NA	10/2/2025	965,042
USD	135,371,586	JPY	20,044,200,000	JPMorgan Chase Bank NA	11/4/2025	(675,275)
USD	23,214,078	KRW	32,371,800,000	Bank of America NA	10/2/2025	164,300
USD	166,053	MXN	3,119,000	Bank of America NA	10/2/2025	(4,259)
USD	6,496,039	MXN	121,577,000	State Street Bank & Trust Co	10/2/2025	(142,616)
USD	8,029,770	MYR	33,986,000	Goldman Sachs Bank USA	10/2/2025	(45,792)
USD	8,063,108	MYR	33,986,000	Goldman Sachs Bank USA	10/2/2025	(12,453)
USD	1,576,460	NOK	15,742,530	Bank of America NA	10/2/2025	(1,019)
USD	606,457	NOK	6,048,000	Brown Brothers Harriman & Co.	10/2/2025	418
USD	2,238,454	NOK	22,544,000	HSBC Bank USA NA	10/2/2025	(20,565)
USD	2,877,927	NOK	28,702,000	HSBC Bank USA NA	11/4/2025	1,236
USD	691,871	NZD	1,198,000	Brown Brothers Harriman & Co.	10/2/2025	(2,669)
USD	3,752,557	NZD	6,380,000	HSBC Bank USA NA	10/2/2025	53,751
USD	236,334	NZD	404,000	HSBC Bank USA NA	10/2/2025	2,115
USD	4,632,302	NZD	7,997,000	HSBC Bank USA NA	11/4/2025	(10,210)
USD	1,280,871	PEN	4,564,000	Goldman Sachs Bank USA	10/2/2025	(33,626)
USD	38,507	PLN	141,000	Brown Brothers Harriman & Co.	10/2/2025	(286)
USD	6,068,222	PLN	22,178,000	Canadian Imperial Bank of Commerce	10/2/2025	(33,603)
USD	5,494	PLN	20,000	HSBC Bank USA NA	10/2/2025	(9)
USD	5,080	RON	22,000	Brown Brothers Harriman & Co.	10/2/2025	1
USD	1,736,512	RON	7,556,000	Royal Bank of Canada	10/2/2025	(7,959)
USD	12,140,329	SEK	114,751,000	Bank of America NA	10/2/2025	(48,552)
USD	843,871	SEK	7,934,000	Brown Brothers Harriman & Co.	10/2/2025	1,120
USD	12,835,093	SEK	120,578,000	Bank of America NA	11/4/2025	(1,751)
USD	1,232,753	SGD	1,592,000	Brown Brothers Harriman & Co.	10/2/2025	(1,403)
USD	4,478,557	SGD	5,730,000	HSBC Bank USA NA	10/2/2025	36,524
USD	46,627	SGD	60,000	Brown Brothers Harriman & Co.	11/4/2025	(14)
USD	5,683,262	SGD	7,312,000	HSBC Bank USA NA	11/4/2025	(797)
USD	7,956,862	THB	257,862,000	JPMorgan Chase Bank NA	10/2/2025	9,197

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(846,317)
Unrealized Appreciation						4,425,837
Unrealized Depreciation						(5,272,154)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty
RON	-	Romanian Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $758,595,374 or 70.7% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $216,983,896 or 20.2% of net assets.

(d)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $257,341.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $76,845.
(f)	Level 3 security.
(g)	Non-income producing - Security is in default.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,113,906	357,078,649	360,147,308	350,501	(179)	-	2,045,068	2,044,659	0.0%
Total	5,113,906	357,078,649	360,147,308	350,501	(179)	-	2,045,068

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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